As filed with the Securities and Exchange Commission on December 6, 1995
                                                         Registration No. [TBA]
                                                                 File No. [TBA]

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      Under
                         THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. []
                         Post-Effective Amendment No. []
                                     and/or
                             REGISTRATION STATEMENT
                                      Under
                     THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. []
                        (Check appropriate box or boxes.)

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                 56 Prospect Street, Hartford, Connecticut 06115
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 814-1897
                                 --------------
              (Registrant's Telephone Number, including Area Code)
                              Philip R. McLoughlin
                    Vice Chairman and Chief Executive Officer
                        Phoenix Duff & Phelps Corporation
                               56 Prospect Street
                           Hartford, Connecticut 06115
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective as soon as practicable after Registration Statement becomes effective.

Declaration Pursuant to Rule 24f-2: Registrant hereby registers an indefinite number of shares of beneficial interest, $1 par value, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the fiscal year ended December 31, 1996.

The Registrant hereby amends this Registration Statement on such date(s) as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date that the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                 [Cross Reference Sheet Pursuant to Rule 495(a)]

PART A

Form N-1A Item No.                                                      Prospectus Caption
------------------                                                      ------------------
1.     Cover Page                                                       Cover Page
2.     Synopsis                                                         Introduction; Fund Expenses
3.     Condensed Financial Information                                  Financial Highlights
4.     General Description of Registrant
                                                                        Introduction;
                                                                        Management of the Fund
5.     Management of the Fund                                           Management of the Fund;
                                                                        Custodian and Transfer Agent
6.     Capital Stock and Other Securities                               Management of the Fund;
                                                                        Description of Shares;
                                                                        Dividends, Distributions and Taxes;
                                                                        Additional Information
7.     Purchase of Securities Being Offered                             How to Buy Shares; Net Asset
                                                                        Value; National Distributor and
                                                                        Distribution Plan; How to Redeem
                                                                        Shares
8.     Redemption or Repurchase                                         How to Buy Shares; How
                                                                        to Redeem Shares
9.     Pending Legal Proceedings                                        Not Applicable

PART B

Form N-1A Item No.

10.       Cover Page                                                    Cover Page
11.       Table of Contents                                             Table of Contents
12.       General Information and History                               Not Applicable
13.       Investment Objectives and Policies                            Investment Policies; Investment
                                                                        Restrictions; Portfolio Turnover
14.       Management of the Registrant                                  Management of the Trust
15.       Control Persons and Principal
          Holders of Securities                                         Management of the Trust
16.       Investment Advisory and Other
          Services                                                      Management of the Trust;
                                                                        Investment Adviser; The National
                                                                        Distributor and Distribution Plan;
                                                                        Financial Statements
17.       Brokerage Allocation                                          Brokerage Allocation





18.      Capital Stock and Other Securities                             Purchase of Shares; How to Redeem
                                                                        Shares
19.      Purchase, Redemption and Pricing
         of Securities Being Offered                                    Determination of Net
                                                                        Asset Value; Purchase of
                                                                        Shares; How to Redeem Shares
20.      Tax Status                                                     Taxes
21.      Underwriter                                                    The National Distributor
                                                                        and Distribution Plan
22.      Calculation of Yield Quotations of
         Money Market Fund                                              Performance Information
23.      Financial Statements                                           Financial Statements


                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                               56 Prospect Street
                           Hartford, Connecticut 06115
                                 (800) 814-1897

                             PRELIMINARY PROSPECTUS
                              SUBJECT TO COMPLETION

DATE OF ISSUANCE: DECEMBER 6, 1995

APPROXIMATE DATE OF FIRST SALE TO THE PUBLIC:
AS SOON AS PRACTICABLE AFTER THE REGISTRATION STATEMENT BECOMES
EFFECTIVE

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                               56 Prospect Street
                           Hartford, Connecticut 06115
                                 (800) 814-1897

                                   PROSPECTUS
                               [February 1], 1996

Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is a diversified, open-end management investment company whose shares are presently offered in six separate series. Each series generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals.

         Phoenix Duff & Phelps Balanced Fund ("Balanced Fund") seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. It is intended that this Series will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to the Adviser to have potential for capital appreciation.

         Phoenix Duff & Phelps Bond Fund ("Bond Fund") seeks as its investment objective high current income and appreciation of capital, consistent with prudent investment risk. It is intended that this Series will invest primarily in a diversified portfolio of investment grade fixed income securities.

         Phoenix Duff & Phelps Enhanced Reserves Fund ("Enhanced Reserves Fund") seeks as its investment objective high current income consistent with preservation of capital. It is intended that the Series will invest primarily in U.S. government securities and high grade corporate debt obligations.

         Phoenix Duff & Phelps Growth Stock Fund ("Growth Fund") seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective. It is intended that this Series will invest primarily in the common stocks which have potential for capital appreciation.

         Phoenix Duff & Phelps Money Market Fund ("Money Market Fund") seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It is intended that this Series will invest primarily in a portfolio of high-quality money market instruments generally maturing in less than 397 days. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

         Phoenix Duff & Phelps U.S. Government Securities Fund ("U.S. Government Securities Fund") seeks as its investment objective a high level of current income consistent with safety of principal. It is intended that this Series will invest primarily in a diversified portfolio of securities having a duration of approximately three years. The securities will be issued or guaranteed by the U.S. Government or its agencies and backed by the full faith and credit of the U.S. Government or supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or otherwise supported by the U.S. Government.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Adviser, or the Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which or to any person whom it is unlawful to make such offer. Investors should read and retain this Prospectus for future reference. Additional information about the Fund is contained in the Statement of Additional Information dated [February 1], 1996 which has been filed with the Securities and Exchange Commission and is available at no charge by calling (800) 814-1897 or by writing to Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 TABLE OF CONTENTS

                                                                            Page
INTRODUCTION                                                                1
FUND EXPENSES                                                               2
FINANCIAL HIGHLIGHTS                                                        4
PERFORMANCE INFORMATION                                                     4
INVESTMENT OBJECTIVES AND POLICIES                                          6
    Phoenix Duff & Phelps Balanced Fund                                     6
    Phoenix Duff & Phelps Bond Fund                                         6
    Phoenix Duff & Phelps Enhanced Reserves Fund                            7
    Phoenix Duff & Phelps Growth Stock Fund                                 7
    Phoenix Duff & Phelps Money Market Fund                                 8
    Phoenix Duff & Phelps U.S. Government Securities Fund                   9
INVESTMENT TECHNIQUES AND RELATED RISKS                                     9
INVESTMENT RESTRICTIONS                                                     13
MANAGEMENT OF THE FUND                                                      13
NATIONAL DISTRIBUTOR AND DISTRIBUTION PLAN                                  16
DESCRIPTION OF SHARES                                                       17
HOW TO BUY SHARES                                                           18
NET ASSET VALUE                                                             19
HOW TO REDEEM SHARES                                                        20
DIVIDENDS, DISTRIBUTIONS AND TAXES                                          20
ADDITIONAL INFORMATION                                                      21
APPENDIX                                                                    23

                                  INTRODUCTION

This Prospectus describes the shares offered by and the operations of Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund"). The Fund is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 4, 1995, as amended from time to time. The Fund presently consists of six separate series (the "Series"). Each Series has a different investment objective and invests primarily in certain types of securities and is designed to meet different investment needs.

The Investment Advisers

Phoenix Investment Counsel, Inc. ("PIC") serves as investment adviser to the Balanced Fund, Bond Fund, Growth Fund, Money Market Fund, and U.S. Government Securities Fund. PIC is a subsidiary of Phoenix Duff & Phelps Corporation and, prior to November 1, 1995, was an indirect subsidiary of Phoenix Home Life Mutual Insurance Company. For managing, or directing the investments of the following Series, PIC is entitled a monthly fee at the following annual rates based upon the average aggregate daily net asset values of each such Series up to $1 billion: (a) 0.[ ]% of the average of the aggregate daily net asset values of the Growth Fund; (b) 0.[ ]% of the average of the aggregate daily net asset values of the Balanced Fund; (c) 0.[ ]% of the average of the aggregate daily net asset values of the Bond Fund; (d) 0.[ ]% of the average of the aggregate daily net asset values of the Money Market Fund; and, (e) 0.[ ]% of the average of the aggregate daily net asset values of the U.S. Government Securities Fund. Advisory fees for a Series shall decrease by five basis points at such time as the average aggregate daily net asset value of such Series exceeds $1 billion. See "Management of the Fund."

Duff & Phelps Investment Management Co. ("DPM") serves as investment adviser to the Enhanced Reserves Fund. DPM is a subsidiary of Phoenix Duff & Phelps Corporation. DPM is entitled to a monthly fee for managing, or directing the investments of the Enhanced Reserves Fund, at the annual rate of 0.[ ]% of the average aggregate daily net asset values of such Series up to $1 billion. Advisory fees shall decrease by five basis points at such time as the average aggregate daily net asset value of such Series exceeds $1 billion. PIC and DPM are sometimes collectively referred to as the "Adviser."

The Distributor and Distribution Plan

Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as National Distributor of the Fund's shares. See "National Distributor and Distribution Plan" and the Statement of Additional Information. Equity Planning also acts as financial agent and the Fund's transfer agent (the "Transfer Agent").

The Fund has adopted a distribution plan for Class Y Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, the distribution plan adopted for Class Y Shares provides that the Fund shall reimburse the National Distributor up to a maximum annual rate of 0.25% of the Fund's average daily Class Y Share net assets of a Series for distribution expenses incurred in connection with the sale and promotion of Class Y Shares for furnishing shareholder services. See "Distribution Plan."

Purchase of Shares

Each Series is currently authorized to offer two classes of shares on a continuous basis. Class X Shares are available to Plans and Institutions (as hereafter defined) which initially purchase shares of the Fund whose net asset value exceeds $5 million. Class Y Shares are offered to Plans and Institutions which initially purchase shares of the Fund whose net asset value exceeds $1 million. "Plans" are defined as corporate and governmental pension plans. "Institutions" are defined as non-profit investors such as endowment funds and other tax-exempt organizations. Shares of each class represent an identical interest in the investment portfolio of a Series, and generally have the same rights except that Class Y Shares bear the cost of higher distribution fees which cause the Class Y Shares to have a higher expense ratio and to receive lower dividends than Class X Shares. See "How To Buy Shares."

Risk Factors

There can be no assurance that any Series will achieve its respective investment objectives. In addition, special risks may be presented by the particular types of securities in which a Series may invest. To the extent that a Series invests in lowerrated securities, such an investment is speculative and involves risks not associated with investment in higher-rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. As a result of a Series' investment in the stock market, net asset values of such Series will fluctuate in response to changes in the market and economic conditions, as well as the financial condition and prospects of issuers in which such Series invests. The risk factors relevant to investment in each Series should be reviewed and are set forth in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of this Prospectus and Statement of Additional Information.

                                                   FUND EXPENSES

The following table illustrates all pro-forma expenses and fees that a shareholder is expected to incur.

                                                  Class X Shares

                                                                                         Money           U.S. Gov't     Enhanced
                                    Balanced         Growth            Bond              Market          Securities     Reserves
                                    Fund             Fund              Fund              Fund            Fund           Fund
Shareholder
Transaction Expenses:
Maximum Sales Load
Imposed on Purchases
(as a percentage of
 offering price)                    None             None              None              None            None           None
Maximum Sales Load
Imposed on Reinvested
Dividends                           None             None              None              None            None           None
Deferred Sales Load                 None             None              None              None            None           None
Redemption Fees                     None             None              None              None            None           None
Exchange Fee                        None             None              None              None            None           None

Annual Fund Operating Expenses
  (as a percentage of average
  net assets)
Management Fees
After Reimbursement                 0.[  ]%(a)       0.[  ]%(a)        0.[  ]%(a)        0.[  ]%(a)      0.[  ]%(a)     0.[  ]%(b)
12b-1 Fees                          None             None              None              None            None            None
Other Expenses (c)                  0.[  ]%          0.[  ]%           0.[  ]%           0.[  ]%         0.[  ]%        0.[  ]%
Total Fund Operating Expenses       0.65%            0.70%             0.55%             0.35%           0.40%          0.34%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Phoenix Investment Counsel, Inc. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class X Shares of each Series (other than the Enhanced Reserves Fund),excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed: 0.70% of the average annual net asset values of the Growth Fund; 0.65% of the average annual net asset values of the Balanced Fund; 0.55% of the average annual net asset values of the Bond Fund; 0.35% of the average annual net asset values of the Money Market Fund; and 0.40% of the average annual net asset values of the U.S. Government Securities Fund. For the period ended December 31, 1995, Total Fund Operating Expenses would be [ ] %,
[ ]%, [ ]%, [ ]% and [ ]% for the Balanced, Bond, Growth, Money Market and U.S. Government Securities Funds, respectively, absent such reimbursement or waiver.
(b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class X Shares of the Enhanced Reserves Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1996, to the extent that such expenses exceed: 0.34% of the average annual net asset values. For the period ended December 31, 1995, Total Fund Operating Expenses for the Enhanced Reserves Fund would be [ ] % absent such reimbursement or waiver.
(c) Based on estimated amounts for the current fiscal year.

                                                                 Class Y Shares

                                                                                      Money             U.S. Gov't     Enhanced
                                    Balanced        Growth          Bond              Market            Securities     Reserves
                                    Fund            Fund            Fund              Fund              Fund           Fund
Shareholder
Transaction Expenses:
Maximum Sales Load
Imposed on Purchases
(as a percentage of
 offering price)                    None            None            None              None              None           None
Maximum Sales Load
Imposed on Reinvested
Dividends                           None            None            None              None              None           None
Deferred Sales Load                 None            None            None              None              None           None
Redemption Fees                     None            None            None              None              None           None
Exchange Fee                        None            None            None              None              None           None

Annual Fund Operating Expenses
  (as a percentage of average
  net assets)
Management  Fees
After Reimbursement                 0.[  ]%(a)      0.[  ]%(a)      0.[  ]%(a)        0.[  ]%(a)        0.[  ]%(a)     0.[  ]%(b)
12b-1 Fees (c)                      0.25%           0.25%           0.25%             0.25%             0.25%          0.25%
Other Expenses (d)                  0.[  ]%         0.[  ]%         0.[  ]%           0.[  ]%           0.[  ]%        0.[  ]%
Total Fund Operating Expenses       0.90%           0.95%           0.80%             0.60%             0.65%          0.59%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Phoenix Investment Counsel, Inc. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class Y Shares of each Series (other than the Enhanced Reserves Fund),excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed: 0.95% of the average annual net asset values of the Growth Fund; 0.90% of the average annual net asset values of the Balanced Fund; 0.80% of the average annual net asset values of the Bond Fund; 0.60% of the average annual net asset values of the Money Market Fund; and 0.65% of the average annual net asset values of the U.S. Government Securities Fund. For the period ended December 31, 1995, Total Fund Operating Expenses would be [ ] %, [ ]%, [ ]%, [ ]% and [ ]% for the Balanced, Bond, Growth, Money Market and U.S. Government Securities Funds, respectively, absent such reimbursement or waiver.
(b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class Y Shares of the Enhanced Reserves Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1996, to the extent that such expenses exceed: 0.59% of the average annual net asset values. For the period ended December 31, 1995, Total Fund Operating Expenses for the Enhanced Reserves Fund would be [ ] % absent such reimbursement or waiver. (a) Long-term shareholders may pay more in Rule 12b-1 fees than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. (b) Based on estimated amounts for the current fiscal year.

Example*
                                        Cumulative Expenses Paid for the Period
                                            1 year                3 years

An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and
(2) redemption at the end of each time period:

Balanced Fund
   Class X Shares                            $[  ]                 $[  ]
   Class Y Shares                             [  ]                  [  ]
Bond Fund
  Class X Shares                              [  ]                  [  ]
  Class Y Shares                              [  ]                  [  ]
Enhanced Reserves Fund
  Class X Shares                              [  ]                  [  ]
  Class Y Shares                              [  ]                  [  ]
Growth Fund
  Class X Shares                              [  ]                  [  ]
  Class Y Shares                              [  ]                  [  ]
Money Market Fund
  Class X Shares                              [  ]                  [  ]
  Class Y Shares                              [  ]                  [  ]
U.S. Government Securities Fund
  Class X Shares                              [  ]                  [  ]
  Class Y Shares                              [  ]                  [  ]

*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information regarding various costs and expenses, see "Management of the Fund," and "How to Buy Shares."

                              FINANCIAL HIGHLIGHTS

The following tables illustrate certain financial information for each Series (other than Enhanced Reserves Fund) for the period ended December 31, 1995. The financial information set forth below has been audited by [] independent accountants. Their opinion and Financial Statements and notes thereto will be incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Annual Report of Pooled Separate Accounts for the year ended December 31, 1995 (pertaining to all Series other than Enhanced Reserves Fund) are available at no charge upon request by calling
(800) 817-1897.

                             [Tables to be Supplied]

                             PERFORMANCE INFORMATION

The Fund may, from time to time, include the performance history of any or all of the Series (and each Class thereof) in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for Class X and Class Y Shares of each Series in accordance with formulas specified by the Securities and Exchange Commission.

Performance information about the Balanced, Bond, Growth and U.S. Government Series is based on each such Series' past performance as a separate investment account of Phoenix Home Life Mutual Insurance Company prior to March 1, 1996.

This performance data may be relevant as each such separate account was managed, in all material respects, using substantially the same investment objectives, policies and restrictions as those used by such Series. Standardized average annual total return of each Class shall be calculated for the preceding one, five and ten year periods (or since inception of the applicable separate account if it has been in existence less than five or ten years) by including the corresponding separate account's total return calculated in accordance with formulas specified by the Securities and Exchange Commission. The performance of the separate accounts has been restated to reflect the deduction of the fees and expenses of the classes of the corresponding Series described in this Prospectus.

Except as above stated, standardized quotations of average annual total return for each class of shares of each Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares of each Series over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of such Series (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

Performance information may be expressed as yield, effective yield and total return of either class of the Money Market Fund. Current yield for the Money Market Fund will be based on the income earned by the Series (or Class) over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends.

The yield of each Series (other than the Money Market Fund) will be computed by dividing the Series' net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Series' yield.

Advertisements, sales literature and other communications may contain information about the Fund or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Fund may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including but not limited to: the Standard &Poor's 500 Stock Index, Dow Jones Industrial Average, and Salomon Brothers Corporate and Government Bond Indices.

Performance information for the Series (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X Shares or Class Y Shares of a Series during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of a particular Series' investment objectives and policies, characteristics and qualities of the Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Investment results will vary from time to time and are not identical to the past portfolio investments of those Series which previously existed as separate accounts. For a description of the methods used to determine total return, see the Statement of Additional Information. The Fund's Annual Report, available upon request and without charge, shall contain a discussion of the performance of each Series and a comparison of that performance to a securities market index.

                       INVESTMENT OBJECTIVES AND POLICIES

Each Series has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the Series can be expected to affect the investment return of each Series and the degree of market and financial risk to which each Series is subject. The investment objective of each Series is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Series. Risks are inherent in the ownership of any security and there can be no assurance that any Series will achieve its investment objective. The investment policies of each Series will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions or transaction costs, which are paid directly by the Series. The rate for each Series, except the Money Market Fund (which does not normally pay brokerage commissions), is included under "Financial Highlights."

Phoenix Duff & Phelps Balanced Fund

The investment objective of the Balanced Fund is to seek reasonable income, long-term capital growth and conservation of capital. The Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

It is intended that the Series may invest in any type or class of security. The Series will invest in common stocks and fixed income securities. The Series may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income securities. The Series intends to emphasize fixed income securities which are rated within the four highest categories by recognized rating agencies (i.e., Standard & Poor's Corporation, Moody's Investors Service, Inc., Duff & Phelps Credit Rating Co. ("D&P"), or Fitch Investor Services Inc. D&P is not affiliated with the Fund or
DPM) or in unrated securities determined by the Adviser to be comparable with such rating categories. If, in the Adviser's opinion, market conditions warrant, the Series may increase its position in lower or non-rated securities from time to time. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, this Series may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

The price of fixed income securities will generally move in inverse proportion to interest rates. Lower rated and non-rated fixed-income securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.

Phoenix Duff & Phelps Bond Fund

The investment objective of the Bond Fund is to generate a high level of current income and appreciation of capital, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities.

The Series will purchase corporate debt securities which are issued by United States or Canadian corporations and government securities, domestic and foreign. It is the Adviser's present intent to purchase principally those government securities which are issued or guaranteed by the United States government and its agencies or instrumentalities and by the Government of Canada or any Canadian province, municipality or governmental agency thereof. Canadian and other foreign securities will be purchased only if principal and interest with respect to such securities is payable in United States dollars.

At least 80% of the value of the Series' total investment in corporate debt securities (other than commercial paper) will be represented by debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard Poor's Corporation (AAA, AA, A or BBB) and debt securities of banks and other issuers which, although not rated as a matter of policy by either Moody's Investors Service, Inc. or Standard & Poor's Corporation, are considered by the Adviser to have investment quality comparable to securities receiving rating within such four highest grades. If, in the Adviser's opinion, market conditions warrant, the Series may increase its position in lower or non-rated securities from time to time. The Series will seek to purchase debt securities which have protection against immediate refunding. The Series may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates because of their lower acquisition cost, tend to sell at a yield basis that approaches current interest rates.

Assets of the Series may also be invested in short-term investments such as U.S. Treasury notes and bills, obligations issued or guaranteed as to principal or interest by the United States government or any agency or authority thereof, obligations of U.S. banks and savings and loan associations (including foreign branches of U.S. banks and U.S. branches of foreign banks) such as certificates of deposit, time deposits and bankers acceptances, commercial paper, repurchase agreements with respect to any of the foregoing obligations and, when in the opinion of the Adviser, current cash needs or market or economic conditions warrant, the Series may temporarily maintain a portion of its assets in cash.

The price of fixed income securities will generally move in inverse proportion to interest rates. Lower rated and non-rated fixed-income securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.

Phoenix Duff & Phelps Enhanced Reserves Fund

The investment objective of the Enhanced Reserves Fund is to seek a high level of current income consistent with preservation of capital. The Series seeks to achieve its objective primarily by investing in a diversified portfolio of U.S. government securities and high grade corporate debt obligations.

Under normal market conditions, the Series intends to invest at least 65% of the total value of its assets in U.S. government obligations including asset-backed securities issued by the U.S. government or its agencies or instrumentalities and corporate debt obligations. The balance of the Series's assets may be invested in municipal obligations, mortgage-related securities of private issuers, bank obligations, certain money market instruments, repurchase agreements, and (with respect to up to 20% of the Series' total assets) in dollar-denominated obligations of foreign issuers.

The Series may purchase portfolio securities with maturities of greater than one year. In normal market conditions, however, the duration of the Series's aggregate portfolio will be approximately one year. All debt obligations with maturities greater than one year acquired by the Series will be rated at the time of purchase AAA, AA, or A by Standard & Poor's Corporation or Aaa, Aa, or A by Moody's Investors Service, Inc. or rated AAA, AA, or similarly rated by any nationally recognized statistical rating organization. Short-term debt obligations acquired by the Series will have equivalent ratings. The value of the Series' portfolio can be expected to fall when interest rates rise and vice-versa, according to changes in prevailing interest rates.

At times the Adviser may judge that market conditions make pursuing the Series's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Series's assets. In implementing these "temporary defensive" strategies, the Series may, without limitation, invest in high-quality, short-term securities.

Phoenix Duff & Phelps Growth Stock Fund

The investment objective of the Growth Stock Fund is to seek long-term appreciation of capital. Since income is not an objective, any income generated by the investment of the Series' assets will be incidental to its objective.

The Series may invest any amount or proportion of its assets in any class or type of stock believed by the Adviser to offer potential for capital appreciation over both the intermediate and long-term. The Series may also invest in preferred stocks, bonds, convertible preferred stocks and convertible debentures if, in the Adviser's judgment, such investment will further its investment objective.

When, for temporary defensive purposes (as when market conditions for growth stocks are adverse), it is determined that other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in fixed income securities with or without warrants or conversion features. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, the Series may actively pursue a policy whereby it will retain cash or invest part or all of its assets in cash equivalents.

Investments in common stocks for capital appreciation are subject to the risks of changing economic and market conditions which may affect the profitability and financial conditions of the companies in whose securities the Series is invested and the Adviser's ability to anticipate those changes. Since investments normally will consist primarily of securities considered to have potential for appreciation, the assets of the Series may be considered to be subject to greater risks than would be involved if the Series invested in securities which do not have such potential.

Phoenix Duff & Phelps Money Market Fund

The principal investment objective for the Money Market Fund is to achieve as high a level of current income as is consistent with safety of principal and maintenance of liquidity. Investments shall be primarily in high grade short term securities such as commercial paper, notes payable upon demand or having maturities varying from one day to 397 days, Treasury or agency obligations or repurchase agreements, municipal notes, Banker's Acceptances, Certificates of Deposit or any other form of short term security. The dollar-weighted average maturity for any Series investment shall not exceed 90 days.

Generally, commercial paper held by the Series will be limited to securities rated in the two highest "short term" rating categories by at least two nationally recognized statistical rating organizations (one nationally recognized statistically rating organization if that security only has one rating) or, if unrated, be issued by companies with an outstanding debt issue currently rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. No more than 5% of the Series assets will be invested in securities not rated in the highest short-term rating category, and, of those securities, no more than the greater of 1% of the Series' assets or $1 million can be held by any one issuer. Certificates of Deposits must be issued by banks which have capital, surplus and undivided profits of at least $100,000,000.

The Series may not necessarily invest in money market instruments paying the highest available yield at a particular time as a result of considerations of liquidity and preservation of capital. Rather, consistent with its investment objective, the Series will attempt to maximize yields by engaging in portfolio trading and buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. These policies, as well as the relatively short maturities of obligations to be purchased by the Series, may result in frequent changes in its portfolio holdings.

The value of the securities in the Series portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security was purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of Series shares could require the sale of portfolio investments at a time when a sale might not be desirable.

Phoenix Duff & Phelps U.S. Government Securities Fund

The investment objective of the U.S. Government Securities Fund is to seek a high level of current income consistent with safety of principal by investing at least 80% of Series assets in a diversified portfolio of securities consisting of: (1) securities issued and guaranteed by the U.S. Government, (2) securities issued by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the United States, and (3) securities issued by U.S. Government agencies and instrumentalities which are guaranteed by such agencies and instrumentalities but are not otherwise backed by the full faith and credit of the United States. The Series is also authorized to invest up to 20% of its value in short-term instruments.

U.S. Government Securities include (i) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury Bills (maturity of one year or less), bonds (generally maturities of greater than ten years), notes (maturity of one to ten years); (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States; such as securities issued by the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration; (iii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the United States; such as securities issued by the Farm Credit Financial Assistance Corporation, Financing Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Farm Credit Banks, Resolution Funding Corporation and Student Loan Marketing Association.

The range of maturities of U.S. Government Securities expected to be held by the Series will generally not exceed five years with targeted duration of three years. As used in this Series, the term "duration" of a security refers to the indicators used by the Adviser to analyze a portfolio's sensitivity to interest changes.

Although the payment of interest and principal on a portfolio security may be guaranteed in certain instances by the U.S. Government or one of its agencies or instrumentalities, the value of units of the Series will fluctuate in response to interest rate levels. In general, when interest rates rise, prices of fixed income securities decline. When interest rates decline, prices of fixed income securities rise.

                 INVESTMENT TECHNIQUES AND RELATED RISKS

In addition to the investment policies described above, each Series, unless otherwise described, may utilize the following investment practices or techniques:

"When issued" and "delayed delivery" Securities

Each Series may purchase and sell securities on a "when issued" and "delayed delivery" basis. A Series accrues no income on such securities until the Series actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because each Series relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in a Series missing the opportunity of obtaining a price or yield considered to be advantageous. Each Series will engage in "when issued" and "delayed delivery" transactions for the purpose of acquiring securities consistent with the Series' investment objective and policies and not for the purpose of investment leverage.

"Zero-Coupon" and "Payment-in-Kind" Securities

Each Series may invest in so-called "zero-coupon" and "payment-in-kind" securities. The Internal Revenue Code of 1986, as amended (the "Code"), requires that regulated investment companies distribute at least 90% of their net investment income each year, including tax-exempt and non-cash income. Accordingly, although a Series will receive no coupon payments on zero coupon securities prior to their maturity and may receive additional securities in lieu of cash payments on payment-in-kind securities, a Series is required, in order to maintain the desired tax treatment, to include in its distributions to shareholders in each year any income attributable to such securities that is in excess of 10% of a Series' net investment income in that year.

Securities Lending

Each Series may lend its securities to brokers, dealers and financial institutions provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Series; and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding, will be maintained in amounts equal to at least 102% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. All fees or charges earned from securities lending will inure to the benefit of the Series. A Series will have the right to regain record ownership of loaned securities within six business days and to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Series will receive amounts equal to any interest or other distributions with respect to the loaned securities. Any agreement to lend securities shall provide that borrowers are obligated to return the identical securities or their equivalent at termination of the loan and, that the Series shall have the right to retain any collateral or use the same to purchase equivalent securities should the borrower fail to return securities as required.

Short-Term Instruments

Each Series (other than the Money Market Fund) may invest up to 20% of its assets in short term instruments other than instruments involving U.S. Government Securities. Short term investments will be in high grade short term securities such as commercial paper, drafts, notes payable upon demand or having maturities varying from one day to 397 days, municipal notes, Bankers' Acceptances, Certificates of Deposit or any other form of short term security but may also include cash should such a holding appear to be consistent with the goal of maximizing earnings. It is intended that commercial paper held by these Series will be rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc. or, if unrated, be issued by companies with an outstanding debt issue currently rated at least AA by Standard & Poor's Corporation or Aa by Moody's Investors Service, Inc. Certificates of Deposits must be issued by banks which have capital, surplus and undivided profits of at least $100,000,000.

Mortgage-Related Securities

Each Series (other than Growth Fund) may invest in securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property ("Mortgage-Related Securities"). The MortgageRelated Securities in which these Series may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates, as well as stripped Mortgage-Related Securities which are derivative multi-class mortgage securities. Although certain Mortgage-Related Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If these Series purchase a Mortgage-Related Security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain Mortgage-Related Securities are inversely affected by changes in interest rates, while other securities which these Series may purchase may be structured so that their interest rates will fluctuate inversely (and thus their price will increase as interest rates rise and decrease as interest rates fall) in response to changes in interest rates. Though the value of a Mortgage-Related Security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a Mortgage-Related Security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return. Moreover, with respect to stripped Mortgaged-Related Securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, these Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of Mortgage-Related Securities include both interest and principal. No assurance can be given as to the return these Series will receive when these amounts are reinvested.

Each Series (other than the Growth Fund) may also invest in securities issued by corporate and other special purpose entities in which the source of income payments on the securities is a dedicated pool of assets ("Asset-Backed Securities"). The securitization techniques used for Asset-Backed Securities are similar to those used for Mortgage-Related Securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital and other account receivables.

Financial Futures and Related Options

Each Series (other than the Money Market Fund) may enter into financial futures contracts and related options. These instruments are referred to as "derivatives" as their value is derived from the value of the underlying security or securities index. These Series may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange - or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase.

These Series will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, these Series will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills initially committed with respect to these Series' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of each Series' total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus these Series' initial margin deposit with respect thereto will be deposited in a segregated account with these Series to collateralize fully the position and thereby ensure that it is not leveraged.

Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case these Series' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that these Series will lose the premium it paid. There may also be circumstances when the purchase of an option on a financial future contract would result in a loss to these Series while the purchase or sale of the contract would not have resulted in a loss.

Foreign Securities

Each Series (other than the Money Market and U.S. Government Securities Funds) may purchase foreign securities, including those issued by foreign branches of U.S. banks. Such investments in foreign securities will be less than 15% of the total net asset value of these Series at the time of purchase. The Enhanced Reserves and Bond Funds may invest in debt obligations issued by foreign corporations and by foreign governments and their political subdivisions, which securities will be denominated, and pay interest and principal, in U.S. dollars.

Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These Series may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. In connection with investments in foreign securities, the Series may enter into forward foreign currency exchange contracts for the purpose of protecting against losses resulting from fluctuations in exchange rates between the U.S. dollar and a particular foreign currency denominating a security which the Series holds or intends to acquire. These Series will not speculate in forward foreign currency exchange contracts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, difficulty in invoking legal process abroad and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by these Series will not be registered with the Securities and Exchange Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.

Particular risks are posed by investments in third world countries or so-called "emerging markets." These securities may be especially volatile based on relative economic, political and market conditions present in these countries. These and other relevant conditions vary widely between emerging market countries. For instance, certain emerging market countries are either comparatively undeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the shares of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the Series will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of these Series' investments in such countries and the availability of additional investments in such countries.

The Fund may use foreign custodians or sub-custodians in connection with purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriation, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

Repurchase Agreements

Each Series (other than Money Market and Growth Funds) may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. These Series will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, these Series do not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days. If in the future a Series were to enter into repurchase agreements with deemed maturities in excess of seven days, such Series would do so only if such investment, together with other illiquid securities, did not exceed 15% of the value of that Series' total assets. Default or bankruptcy of the seller would, however, expose the Series to possible delay in connection with the disposition of the underlying securities or loss to the extend that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

Securities and Index Options

The Balanced, Enhanced Reserves and U.S. Government Securities Funds may write covered call options and purchase call and put options. The value of the total assets of these Series which may be subject to call options is limited to 50% of each Series' total assets. The Adviser presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.

These Series will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves risks relating to these Series' ability to close out options it has written.

These Series may invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices for the purpose of hedging against changes in the market value of its portfolio securities. These Series will invest in call and put options whenever, in the opinion of the Adviser, a hedging transaction is consistent with the investment objectives of these Series. These Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or a put option involves the risk that these Series may lose the premium it paid plus transaction costs.

Municipal Obligations

When conditions warrant, the Bond, Balanced and Enhanced Reserves Fund may invest in obligations issued by or on behalf of state and local governmental issuers ("Municipal Obligations"), whether or not the income thereon is exempt from the Federal income tax. The purchase of Municipal Obligations may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. Government obligations. Dividends paid by this Series that are derived from interest on Municipal Obligations would be taxable to the Series' shareholders for Federal income tax purposes.

                                              INVESTMENT RESTRICTIONS

Each Series may not invest more than 25% of its assets in any one industry, except the Money Market Fund may invest more than 25% of its assets in the domestic banking industry; and the U.S. Government Securities Fund will invest at least 80% of its net assets in securities backed or supported by the U.S. Government. In addition to the investment restrictions described above, each Series' investment program is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Series described above are fundamental and may not be changed without shareholder approval.

                                              MANAGEMENT OF THE FUND

The Fund is a mutual fund, technically known as an open-end, diversified investment company. The Board of Trustees supervises the business affairs and investments of the Fund, which is managed on a daily basis by the Fund's investment advisers. The Fund was organized as a Massachusetts business trust on December 4, 1995. The Fund is currently authorized to offer shares of beneficial interest in series and is currently offering shares of six Series. Two classes of shares are currently offered by each Series.

The Advisers

Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser for each Series other than the Enhanced Reserves Fund. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to the Fund, PIC also serves as investment adviser to other entities including Phoenix Multi-Portfolio Fund (all portfolios other than the Real Estate Securities Portfolio), Phoenix Total Return Fund, Inc., and The Phoenix Edge Series Fund (all Series other than the Real Estate Securities Series) and as subadviser to the Chubb America Fund, Inc., SunAmerica Series Trust, JNL Trust, and American Skandia Trust, among other investment advisory clients. As of December 31, 1995, PIC had approximately $____ billion in assets under management on a discretionary basis.

All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation of Chicago, Illinois. Prior to November 1, 1995, PIC and Equity Planning were indirect, wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff & Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries.

Duff & Phelps Investment Management Co. ("DPM") serves as the investment adviser to the Enhanced Reserves Fund. DPM is a subsidiary of Phoenix Duff & Phelps Corporation. DPM is located at 55 East Monroe Street, Suite 3800, Chicago, Illinois 60603. As of December 31, 1995, DPM had approximately $___ billion in assets under management on a discretionary basis. PIC and DPM are sometimes collectively referred to as the "Advisers".

The Advisers continuously furnish an investment program for each applicable Series and manage the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. Under the terms of the Investment Advisory Agreements, each Adviser is entitled to a prescribed fee. For managing, or directing the investments of the following Series, PIC is entitled a monthly fee at the following annual rates based upon the average aggregate daily net asset values of each such Series up to $1 billion: (a) 0.[ ]% of the average of the aggregate daily net asset values of the Growth Fund; (b) 0.[ ]% of the average of the aggregate daily net asset values of the Balanced Fund; (c) 0.[ ]% of the average of the aggregate daily net asset values of the Bond Fund; (d) 0.[ ]% of the average of the aggregate daily net asset values of the Money Market Fund; and, (e) 0.[ ]% of the average of the aggregate daily net asset values of the U.S. Government Securities Fund. DPM is entitled to a monthly fee for managing, or directing the investments of the Enhanced Reserves Fund, at the annual rate of 0. [ ]% of the average aggregate daily net asset values of such Series up to $1 billion. Advisory fees payable to PIC or DPM, as applicable, shall decrease by five basis points at such time as the average aggregate daily net asset value of such Series exceeds $1 billion.

The Investment Advisory Agreements provide that each Adviser will reimburse the Fund for the amount, if any, by which the total operating expenses of any applicable Series (including each investment adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Series is permitted to bear under the most restrictive expense limitation (which has not been waived) imposed on mutual funds by any state in which shares of the Series are then qualified for sale. In addition, PIC has voluntarily agreed to assume Total Fund Operating Expenses of each Series (other than the Enhanced Reserves
Fund), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed the following percentages of average annual net asset values:

                       Operating Expense Limit
                                         Class X Shares        Class Y Shares
                                         --------------        --------------
Growth Fund                              0.70%                 0.95%
Balanced Fund                            0.65%                 0.90%
Bond Fund                                0.55%                 0.80%
Money Market Fund                        0.35%                 0.60%
U.S. Government Securities Fund          0.40%                 0.65%

Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of the Enhanced Reserves Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1996, to the extent that such expenses exceed: 0.34% of the average annual net asset values of Class X Shares of the Enhances Reserves Fund and .89% of the average annual net asset values of Class Y Shares of the Enhances Reserves Fund.

The Portfolio Managers

Balanced Fund

Mr. George I. Askew serves as portfolio manager of the Balanced Fund and as such is responsible for the day-to-day management of the Series' portfolio. Mr. Askew has served as a research analyst for Phoenix Home Life Mutual Insurance Company since 1994, and an associate in the investment banking division of Merrill Lynch & Co., from 1987 until 1992. Mr. Askew attended the University of California at Los Angeles from 1992 until 1994, where he obtained his Masters in Business Administration.

Bond Fund

Mr. James D. Wehr serves as portfolio manager of the Bond Fund and as such is responsible for the day-to-day management of the Series' portfolio. Mr. Wehr has served as portfolio manager of the Phoenix Home Life Separate Account P since 19[], Phoenix Tax-Exempt Bond Portfolio of the Phoenix Multi-Portfolio Fund; Phoenix California Tax Exempt Bond Fund since 1993 and has been a Vice President of PIC since 1991.

Enhanced Reserves Fund

Mr. Marvin E. Flewellen serves as co-portfolio manager of the Enhanced Reserves Fund and as such is responsible for the day-to-day management of the Series' portfolio. Mr. Flewellen has served as a Vice President and a Fixed Income Portfolio Manager with DPM since 19[ ]. Mr. Flewellen was a Second Vice President and portfolio manager with Northern Trust Bank from 19[ ] until 19[ ].

Mr. Robert J. Moore also serves as co-portfolio manager of the Enhanced Reserves Fund and as such is responsible for the day-to-day management of the Series' portfolio. Mr. Moore has served as Executive Vice President and head of Fixed Income with DPM since 19[ ]. Mr. Moore was a principal and a portfolio manager with Harris Investment Management from 19[ ] until 19[ ] and was a lead portfolio manager at Ford Motor Company from 19[ ] until 19[ ].

Growth Fund

Mr. Thomas Melvin serves as portfolio manager of Growth Fund and as such is responsible for the day-to-day management of the Series' portfolio. Mr. Melvin has served as portfolio manager of Common Stock, Phoenix Home Life Mutual Insurance Company from 1991 until 1995, and Portfolio Manager, Constitution Capital Management from 1987 until 1991, and has been a Vice President of PIC since 1994.

Money Market Fund

Ms. Dorothy J. Skaret serves as portfolio manager of the Money Market Fund and as such is responsible for the day-to-day management of the Series' portfolio. Ms. Skaret has served as the portfolio manager of Phoenix Home Life Separate Account G from 19[ ] until 1995. Ms Skaret has also served as the portfolio manager of the Money Market Fund of The Phoenix Edge Series Fund from 19[ ] until the present, which also is advised by the Adviser. Ms. Skaret is also a Vice President of National Securities & Research Corporation since 19[ ].

U.S. Government Securities Fund

Mr. Christopher J. Kelleher serves as portfolio manager of the U.S. Government Securities Fund and as such is responsible for the day-to-day management of the Series' portfolio. Mr. Kelleher has served as the portfolio manager of Phoenix Home Life Separate Account U since 19[ ]. Mr. Kelleher has been a Vice President of PIC since 1991 and is also a Vice President of National Securities & Research Corporation (since 19[ ]), and Vice President of The Phoenix Edge Series Fund (since 19[ ]).

The Financial Agent

Equity Planning serves as financial agent of the Fund and, as such, performs administrative, bookkeeping and pricing services and certain other administrative functions for the Fund. As compensation, Equity Planning receives a quarterly fee based on the average of the aggregate daily net asset values of the Fund at an annual rate of $300 per $1 million which is expected to equal approximately the cost to Equity Planning of providing such services.

The Custodians and Transfer Agent

The custodian of the assets of all Series other than the Enhanced Reserves Series is The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, New York 10081. The custodian for the assets of the Enhanced Reserves Fund is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101. The Fund has authorized the custodians to appoint one or more subcustodians for the assets of the Fund held outside the United States. The securities and other assets of each Series of the Fund are held by the custodians or any subcustodian separate from the securities and assets of each other Series.

Equity Planning serves as transfer agent for the Fund (the "Transfer Agent") for which it is paid $14.95 plus out-of-pocket expenses for each designated shareholder account. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent.

Brokerage Commissions

Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund.

                      NATIONAL DISTRIBUTOR AND
                          DISTRIBUTION PLAN

Equity Planning serves as the national distributor of the Fund's shares. Equity Planning is registered as a broker-dealer in fifty states. The principal offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Fund and a director and officer of Equity Planning. G. Jeffrey Bohne, James M. Dolan, William R. Moyer, Leonard J. Saltiel, and Nancy G. Curtiss are officers of the Fund and officers of Equity Planning.

Equity Planning and the Fund have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Fund shares. The Fund has granted Equity Planning the exclusive right to purchase from the Fund and resell, as principal, shares needed to fill unconditional orders for Fund shares. Equity Planning may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Series of the Fund. The sale of Fund shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Fund from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.

Distribution Plan

The Trustees have adopted a distribution plan on behalf of the Class Y Shares pursuant to Rule 12b-1 under the 1940 Act. The Class Y Share distribution plan (the "Plan") has been approved by PIC or DPM, as applicable, as initial, sole shareholder. The Plan authorizes the payment to Equity Planning of amounts not exceeding 0.25% annually of the average of the daily net assets of each respective Series for each year elapsed after the inception of the Plan. Although under no contractual obligation to do so, the Fund intends to make such payments to Equity Planning (i) as commissions for Class Y Shares of a Series sold, all or part of which commissions will be paid by Equity Planning upon receipt from the Fund to others (who may be other dealers or registered representatives of Equity Planning), (ii) to enable Equity Planning to pay maintenance or other fees with respect to Class Y Shares sold by other brokers and remaining outstanding on the Fund's books during the period for which such fee is paid (the "Service Fee"), and (iii) to enable Equity Planning to pay bank affiliated securities brokers maintenance or other fees relating to Class Y Shares purchased by their customers and remaining on the Fund's books during the period for which such fee is paid. The portion of the above fees paid by the Fund to Equity Planning as "Service Fees" shall not exceed 0.25% annually of Class Y Share average daily net assets. Payments, less the portion thereof paid by Equity Planning to others, may be used by Equity Planning for its expenses of distributing Class Y Shares. The Fund is not required to reimburse Equity Planning if expenses of distributing Class Y Shares exceed payments and any sales charges retained by Equity Planning. Conversely, payments and sales charges retained by Equity Planning in excess of expenses incurred in distributing Class Y Shares shall be retained by Equity Planning as profit. The Plan requires that at least quarterly the Trustees must review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Trustees who are not "interested persons"(as defined in the 1940 Act) to the discretion of other Trustees who are not interested persons.

                           DESCRIPTION OF SHARES

The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest. The Fund currently offers shares in six different Series, each offering two classes. Holders of shares of a Series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Series (provided that Class Y Shares of a Series bear higher distribution fees and pay correspondingly lower dividends per share than Class X Shares of the same Series). Shareholders of all Series vote on the election of Trustees. On matters affecting an individual Series (such as approval of an investment advisory agreement or a change in fundamental investment policies), a separate vote of that Series is required. On matters affecting an individual class (such as approval of matters relating to the Class Y distribution plan), a separate vote of that class is required. Shares of each Series are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, conversion, preemptive rights or subscription rights.

The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits and proceeds thereof, are allocated to such Series (and class if applicable) subject only to the rights of creditors, and constitute the underlying assets of such Series (and class if applicable). The underlying assets of each Series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Series and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Series or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

Unlike the stockholders of a corporation, there is a possibility that the shareholders of a Massachusetts business trust such as the Fund may be personally liable for debts or claims against the Fund. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, undertaking or obligation made or issued by the Fund shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Prior to March 1, 1996, the Bond, Balanced, Growth, Money Market and U.S. Government Securities Funds existed as the Managed Bond Account ("Separate Account P"), Balanced Account ("Separate Account L"), Growth Stock Account ("Separate Account S"), Money Market Account ("Separate Account G"), and U.S. Government Account ("Separate Account U"), respectively; separate investment accounts of Phoenix Home Life, pursuant to the insurance laws of the State of New York and the laws of other States. Each separate account was maintained for the purpose of investing amounts allocated thereto by Phoenix Home Life under certain group annuity contracts issued by Phoenix Home Life in connection with pension or profit-sharing plans which meet the requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended. The separate accounts were not investment companies, pursuant to the 1940 Act. Accordingly, a risk factor associated with an investment in the Fund is that the Fund has no operating history as a mutual fund prior to March 1, 1996.

On October 16, 1995, the Board of Directors of Phoenix Home Life approved the conversion of each such separate account into a corresponding series of the Fund. As of March 1, 1996, the assets of each separate account were transferred into the corresponding series of the Fund in exchange for shares of that Series which were credited to each contractholder in accordance with the value of that contractholder's separate account units as of the close of business on such date. Each separate account was then terminated.

                         HOW TO BUY SHARES

The Fund currently issues two classes of shares for each Series. Class X Shares are available to Plans and Institutions (as hereafter defined) which initially purchase shares of the Fund whose net asset value exceeds $5 million. Class Y Shares are offered to Plans and Institutions which initially purchase shares of the Fund whose net asset value exceeds $1 million. "Plans" are defined as corporate and governmental pension plans. "Institutions" are defined as non-profit investors such as endowment funds and other tax-exempt organizations. Completed applications for the purchase of shares should be mailed to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

The minimum subsequent investment for each Class is $1,000. Shares are sold at the net asset value per share (as described below) next computed after a completed application or purchase order is received by State Street Bank and Trust Company together with good and sufficient funds therefor (certified checks, federal funds wires, and automated clearing house transactions ("ACH")). Completed orders received on a business day prior to 4:00 p.m. E.S.T. will be processed based on that day's closing net asset value. Sales of shares may be made through broker-dealers, pension consultants or other qualified financial agents/institutions and will be processed at the next asset value per share next computed after the order is received by State Street Bank and Trust Company.

The Fund reserves the right to waive the minimum initial investment amount for the purchase of Fund shares with respect to: (i) Plans and Institutions who have been invested in certain separate investment accounts of Phoenix Home Life Mutual Insurance Company as of March 1, 1996; (ii) purchases by trust companies and bank trust departments for funds over which such trust company or bank exercises exclusive discretionary investment authority and charges an account management fee and which are held in a fiduciary, agency, advisory, custodial or similar capacity; accounts opened for Plans or Institutions for whom such trust company or bank charges such shareholders an account management fee; or (iii) accounts opened for shareholders where the amounts invested represent the redemption proceeds from the reorganization or merger of other investment companies.

No sales commission or trail fees are payable to dealers in connection with the purchase, sale or retention of Class X Shares. In connection with Class Y Share purchases, Equity Planning may pay broker-dealers, from its own profits and resources, a percentage of the net asset value of any such shares sold as set forth below:

Purchase Amount                             Payment to Broker-Dealer
---------------                             ------------------------
$0 to $5,000,000                            0.50%
$5,000,001 to $10,000,000                   0.25%
$10,000,001 or more                         0.10%

If part of any investment in Class Y Shares is subsequently redeemed within one year of the investment date, the broker/dealer will refund to Equity Planning any such amounts paid with respect to the investment. Equity Planning will sponsor sales contests, training and educational meetings and provide to all qualifying financial agents, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Brokers or dealers other than Equity Planning may also levy customary additional charges to shareholders for their services in effecting purchases, if they notify the Fund of their intention to do so.

Equity Planning intends to pay investment dealers a service fee of 0.25% of the sales price of Class Y Shares sold by such dealers, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class Y shareholders to finance commissions and related marketing expenses.

Shareholders may exchange Class X or Class Y Shares held in book-entry form for shares of the same class of other Series of the Fund provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's principal place of business; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the shares to be acquired must equal or exceed the minimum initial or subsequent investment amount, as applicable, after the exchange is implemented; and (5) the shareholder is qualified to acquire Fund shares in accordance with the limitations described in this Prospectus. The Fund reserves the right to refuse exchange purchases by any person or broker/dealer if, in the Fund's or Adviser's opinion, (a) the exchange would adversely affect the Fund's ability to invest according to its investment objectives and policies; (b) the Fund believes that a pattern of exchanges coincides with a "market timing" strategy; or (c) otherwise adversely affect the Fund and its shareholders. The Fund reserves the right to terminate or modify its exchange privileges at any time upon giving written notice to shareholders at least 60 days in advance. Shareholders are urged to review their constituent documents and relevant requirements in order to verify pertinent limitations imposed by retirement plan or group annuity contract exchange limits as well as restrictions imposed by governing law.

                          NET ASSET VALUE

The net asset value of the shares of each Series of the Fund is determined once daily as of the close of trading of the New York Stock Exchange (the "Exchange"), on days when the Exchange is open for trading. Net asset value per share of a Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and expenses, and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Series, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

In determining the value of the assets of each Series (other than the Money Market Fund), the securities for which market quotations are readily available are valued at market value. The assets of the Money Market Fund are valued on an amortized cost basis absent extraordinary or unusual market conditions. Debt securities (other than short-term obligations) including those for which market quotations are not readily available are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Trustees or their delegates. Securities traded in the over-the-counter market are valued at the last bid price. Short-term obligations maturing in less than sixty days are valued at amortized cost, which the Trustees have determined approximates market. Equity options are valued at the last sale price unless the bid or asked price is used. Exchange-traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices by market makers are used. Over-the-counter traded fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Illiquid securities are valued at the price determined in good faith by the Trustees or the Adviser acting at their direction, considering all relevant factors including but not limited to, prices disseminated by pricing services (when such prices are believed to reflect the fair value of such securities) and the value of any comparable securities for which market quotations are readily available. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Series has other investments, such investments shall be valued at the fair value thereof as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                        HOW TO REDEEM SHARES

Any holder of shares of any Series may require the Fund to redeem its shares at any time at the net asset value per share next computed after receipt of a redemption request in proper written form by State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN: Phoenix Duff & Phelps Institutional Mutual Funds. To be in proper form to redeem shares, (1) the signature(s) of duly authorized representative(s) of the shareholder must appear in the appropriate place upon the stock power; (2) the stock power or any related instruction transmittal must specify the name and account number of the shareholder exactly as registered; and (3) and all such signatures must be guaranteed by an eligible guarantor institution as determined in accordance with the standards and procedures established by the Transfer Agent. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, or if redemption is requested by anyone other than the shareholder(s) of record. Redemption requests will not be honored until all required documents in proper form have been received.

In addition, each Series maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services. The redemption price in such case will be the price as of the close of the general trading session of the New York Stock Exchange on that day, provided the order is received by the dealer prior thereto, and is transmitted to the Distributor prior to the close of its business. No charge is made by the Fund on redemptions, but shares tendered through investment dealers may be subject to service charge by such dealers. Payment for shares redeemed will be made within three days after receipt of the duly endorsed share certificates or written request; provided, however, that redemption proceeds will not be disbursed until each check used for purchase of shares has been cleared for payment by the investor's bank which may take up to 15 days after receipt of the check.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Series will be treated as a separate mutual fund for federal income tax purposes. Each Series intends to elect to be taxed as a regulated investment company ("RIC") and qualify as such annually under Subchapter M of the Internal Revenue Code (the "Code"). As a RIC, each Series will not be subject to federal income tax on its ordinary income and net realized gains distributed to its shareholders. Each Series intends to distribute sufficient ordinary income and net realized capital gains, if any, annually to avoid the imposition of federal income tax or a non-deductible 4% excise tax.

Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from the Series and dispositions of shares of the Series. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Series should consult its tax advisor about the federal, state or local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit in such trusts or other entities which intend to invest in shares of the Series.

Investors that do not receive preferential tax treatment are subject to federal income tax on distributions received with respect to their shares of the Series. Distributions of the Series' ordinary income and short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares of the Series. Designated long-term capital gains distributions are taxable as long-term capital gains whether distribution in cash or additional shares and regardless of how long the shareholder owned the shares of the Series; however, a loss recognized on the sale of the shares of a Series held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions received on those shares. Certain designated dividends paid by the Series may be eligible for the dividends-received deduction for corporate shareholders. Shareholders should consult with their tax advisor for additional information concerning the federal, state, local and foreign tax consequences of purchasing shares of the Series.

Dividends from net investment income, if any, of the Money Market Fund and Enhances Reserves Fund will be declared daily and paid monthly. Dividends from net investment income for all other Series will be accrued and paid semi-annually. Dividends from net realized capital gains, if any, will be declared and paid annually for all Series. Dividends and distributions with respect to the shares of any class of any Series will be payable in full and fractional shares of such class of Series at the net asset value on the first business day after the record date, or, at the option of the shareholder, in cash. Any shareholder who purchases shares of a Series prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution.

The foregoing is only a summary of some of the important tax considerations generally affecting the Series and their shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.

                       ADDITIONAL INFORMATION

Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 814-1897 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                               56 Prospect Street
                           Hartford, Connecticut 06115

                               INVESTMENT ADVISERS
                        PHOENIX INVESTMENT COUNSEL, INC.
                               56 Prospect Street
                           Hartford, Connecticut 06115

                     DUFF & PHELPS INVESTMENT MANAGEMENT CO.
                        55 East Monroe Street, Suite 3800
                             Chicago, Illinois 60603

                 DISTRIBUTOR, FINANCIAL AGENT AND TRANSFER AGENT
                       PHOENIX EQUITY PLANNING CORPORATION
                           100 Bright Meadow Boulevard
                                  P.O. Box 2200
                         Enfield, Connecticut 06083-2200
                                 (800) 814-1897

                                   CUSTODIANS

                       State Street Bank and Trust Company
                              1 Heritage Drive, P2N
                             North Quincy, MA 02171

                         The Chase Manhattan Bank, N.A.
                        1 Chase Manhattan Plaza, Floor 3B
                               New York, NY 10081

                               APPENDIX

A-1 and P-1 Commercial Paper Ratings

The Money Market Fund will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody's Investors Service, Inc., Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they Comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor's Corporation's Corporate Bond Ratings

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Fitch Investor Services, Inc.

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs however, are not used in the "DDD", "DD", or "D" categories.

Duff & Phelps Credit Rating Co. Rating Scale--Duff & Phelps offers ratings for short-term and long-term debt, preferred stock, structured financings, and insurer's claims paying ability. D&P ratings are specific to credit quality, i.e., the likelihood of timely payment for principal, interest, and in the case of a preferred stock rating, preferred stock dividends. The insurance company claims paying ability ratings reflect an insurer's ability to meet its claims obligations.

Long-Term Ratings
AAA                                 Highest Quality
AA+, AA, AA-                        High Quality
A+, A, A-                           Good Quality
BBB+, BBB, BBB                      Satisfactory Quality
                                    (investment grade)
BB+, B, B-                          Non-Investment Grade
B+, B, B-                           Non-Investment Grade
CCC                                 Speculative

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                               56 Prospect Street
                           Hartford, Connecticut 06115
                                 (800) 814-1897

                       STATEMENT OF ADDITIONAL INFORMATION

                              SUBJECT TO COMPLETION

                       DATE OF ISSUANCE: DECEMBER 6, 1995


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                Phoenix Duff & Phelps Institutional Mutual Funds
                               56 Prospect Street
                           Hartford, Connecticut 06115
                       Statement of Additional Information
                               [February 1], 1996

This Statement of Additional Information is not a prospectus but is incorporated by reference in the Prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with the Fund's current Prospectus, dated [February 1], 1996, a copy of which may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at
(800) 814-1897, or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.



TABLE OF CONTENTS*
                                                                          Page
THE FUND (17)                                                              2
INVESTMENT OBJECTIVES AND POLICIES (6)                                     2
INVESTMENT RESTRICTIONS (13)                                              12
PERFORMANCE INFORMATION (4)                                               13
PERFORMANCE COMPARISONS                                                   15
PORTFOLIO TURNOVER                                                        16
MANAGEMENT OF THE TRUST (13)                                              16
THE INVESTMENT ADVISERS (13)                                              21
BROKERAGE ALLOCATION                                                      23
DETERMINATION OF NET ASSET VALUE (19)                                     23
PURCHASE OF SHARES (18)                                                   24
TAXES (20)                                                                25
THE NATIONAL DISTRIBUTOR (16)                                             26
FINANCIAL STATEMENTS                                                      27

* Numbers in parenthesis are cross-references to related pages of the Prospectus.

                             THE FUND

Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is an open-end management investment company which was organized under Massachusetts law on December 4, 1995 as a business trust. Prior to March 1, 1996, the Bond, Balanced, Growth, Money Market and U.S. Government Securities Funds existed as the Managed Bond Account ("Separate Account P"), Balanced Account ("Separate Account L"), Growth Stock Account ("Separate Account S"), Money Market Account ("Separate Account G"), and U.S. Government Account ("Separate Account U"), respectively; separate investment accounts of Phoenix Home Life Mutual Insurance Company pursuant to the insurance laws of the State of New York and the laws of other States. Accordingly, the Fund has no prior history as a mutual fund prior to March 1, 1996.

                  INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of each Series are described in the "Investment Objectives and Policies" and "Investment Techniques" sections of the Prospectus. The following discussion supplements the description of the Series' investment policies and investment techniques information contained in the Prospectus.

The investment objective of each Series is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of that Series. Investment restrictions described in this Statement of Additional Information are fundamental policies of the Fund and may not be changed as to any Series without the approval of the Series' shareholders.

MONEY MARKET INSTRUMENTS.

Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Banker's Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have maturities of greater than five years. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. The U.S. Government Securities Fund will invest primarily in securities which are supported by the full faith and credit of the U.S. Government.

Repurchase Agreements. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act").

Reverse Repurchase Agreements. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. The Fund intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

Bank Obligations. For purposes of a Series' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

Municipal Obligations. Municipal Obligations include debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

The two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, and, accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of such bonds is a function of the economic viability of such facility or revenue source. The Bond, Balanced and Enhanced Reserves Fund portfolios may include "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Certain types of Municipal Obligations (private activity bonds) are or have been issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued by privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference.

As stated in the Prospectus, the Fund may, when deemed appropriate by the Adviser in light of the particular Series' investment objective, invest in Municipal Obligations. Dividends paid by the Series that are derived from interest of Municipal Obligations would be taxable to the Series shareholders for Federal income tax purposes.

Insured Municipal Obligations. Certain of the Municipal Obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

Stand-By Commitments. The Fund may acquire stand-by commitments with respect to Municipal Obligations. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be sold, transferred or assigned by the Fund only with the underlying Municipal Obligation. The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value.

When-Issued and Delayed Delivery Transactions. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian will set aside cash, U.S. Government securities or other liquid high-grade debt obligations equal to the amount of the purchase or the commitment in a separate account. Normally, the custodian will set aside portfolio securities to meet this requirement. The market value of the separate account will be monitored and if such market value declines, the Fund will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because the Fund will set aside cash or liquid high-grade debt securities in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or delayed delivery commitments ever exceeded 25% of the value of its assets. In the case of a delayed delivery of the sale of portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Fund will make commitments to purchase securities on a when-issued basis or delayed delivery basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss. When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a delayed delivery to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a delayed delivery of the sale of securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Securities Issued by Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit such investments so that, as determined immediately after a purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
(c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Investment Adviser. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations; and may represent a duplication of fees to shareholders of the Fund.

SECURITIES AND INDEX OPTIONS. The Balanced, Enhanced Reserves and U.S. Government Securities Funds may write covered call options and purchase call and put options. Options and the related risks are summarized below.

Writing and Purchasing Options. Call options written by a Series normally will have expiration dates between three and nine months from the date written. During the option period a Series may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Series to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Series effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Series has received an exercise notice.

The exercise price of a call option written by a Series may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. A Series may write call options and purchase call and put options on any other indices traded on a recognized exchange.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Series, to prevent an underlying security from being called, or to enable a Series to write another call option with either a different exercise price or expiration date or both. A Series may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Series expires unexercised, a Series will realize a gain in the amount of the premium on the option less the commission paid.

The option activities of a Series may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Series will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

Limitations on Options. A Series may write call options only if they are covered and if they remain covered so long as a Series is obligated as a writer. If a Series writes a call option on an individual security, a Series will own the underlying security at all times during the option period. A Series will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Series will be "covered" by identifying the specific portfolio securities being hedged.

To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Series, a Series will be required to deposit qualified securities. A "qualified security" is a security against which a Series has not written a call option and which has not been hedged by a Series by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Series will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Series writes a call on an index which is "in-the-money" at the time the call is written, a Series will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Series' obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

A Series may invest up to 2% of its total assets in exchange-traded call and put options. A Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid. In connection with a Series qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Series' ability to enter into option transactions may apply from time to time. See "Taxes."

Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

The risk of purchasing a call option or a put option is that a Series may lose the premium it paid plus transaction costs. If a Series does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Series, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Series or all of the Series, in the aggregate.

Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Series will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Series of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Series would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Series. However, it is the Fund's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Series will write call options on indices only subject to the limitations described above.

Price movements in securities in a Series' portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Series bears the risk that the price of the securities held by the Series may not increase as much as the level of the index. In this event, the Series would bear a loss on the call which would not be completely offset by movements in the prices of a Series' portfolio securities. It is also possible that the index may rise when the value of a Series' portfolio securities does not. If this occurred, the Series would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

Unless a Series has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Series will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Series fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Series' total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

When a Series has written a call on an index, there is also a risk that the market may decline between the time a Series has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Series is able to sell securities in its portfolio. As with options on portfolio securities, a Series will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Series would be able to deliver the underlying security in settlement, a Series may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

If a Series exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Series will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

FINANCIAL FUTURES AND RELATED OPTIONS.

Each Series (other than the Money Market Fund) may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Series' portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Series may wish to purchase in the future by purchasing futures contracts.

A Series may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

In contrast to the situation when a Series purchases or sells a security, no security is delivered or received by a Series upon the purchase or sale of a financial futures contract. Initially, a Series will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. A Series will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

Limitations on Futures Contracts and Related Options. A Series may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Series may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on a Series' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of a Series' total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus a Series' initial margin deposit with respect thereto will be deposited in a segregated account with a Series' custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which a Series may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Series will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Series would continue to be required to make daily margin payments. In this situation, if a Series has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Series may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Series' ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Series to incur additional brokerage commissions and may cause an increase in a Series' portfolio turnover rate.

The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Series or such prices move in a direction opposite to that anticipated, a Series may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Series' return for the period may be less than if it had not engaged in the hedging transaction.

Utilization of futures contracts by a Series involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Series will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Series has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Series' portfolio may decline. If this occurred, a Series would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Series is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Series then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Series will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Series because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Series while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

FOREIGN SECURITIES.

Each Series (other than the Money market and U.S. Government Securities Funds) may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 15% of the total net asset value of each Series. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.

The Fund may use a foreign custodian or sub-custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Fund's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

MORTGAGE-BACKED SECURITIES.

Each Series (other than the Growth Fund) may invest in Mortgage-Related Securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a Mortgage-Related Security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

Government securities with nominal remaining maturities in excess of 3-1/2 years that have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining maturities of 3-1/2 years or less so as to be permissible investments for the Fund as follows: (a) a government security with a variable or floating rate of interest will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(b) a government security with a demand or put feature that entitles the holder to receive the principal amount of the underlying security at the time of or sometime after the holder gives notice of demand or exercise of the put will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand or exercise of the put; and (c) a government security with both a variable or floating rate of interest as described in clause (a) and a demand or put feature as described in clause (b) will be deemed to have a maturity equal to the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand or exercise of the put.

Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans. In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.

LENDING PORTFOLIO SECURITIES.

In order to increase its return on investments, each Series may make loans of the portfolio securities as long as the market value of the loaned securities does not exceed 25% of the value of that Series' total assets. Loans of portfolio securities will always be fully collateralized at no less than 102% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

LOWER RATED FIXED INCOME SECURITIES.

In the event that an issuer of securities held by the Series experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Series may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Series' portfolio securities relate. Further, the Series may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Series may be unable to obtain full recovery thereof.

To the extent there is no established secondary market for some of the medium and lower grade income securities in which the Series may invest, trading in such securities may be relatively inactive. During periods of reduced market liquidity or in the absence of readily available market quotations for medium and lower grade income securities held in the Series' portfolio, the ability of the Investment Adviser to value the Series' securities becomes more difficult and the Investment Adviser's use of judgment may play a greater role in the valuation of the Series' securities due to the reduced availability of reliable objective data. Further, the Series may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established secondary market does exist.

Many medium and lower grade income securities are not listed for trading on any national securities exchange, and many issuers of medium and lower grade income securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. The amount of information available about the financial condition of an issuer of unrated or unlisted securities generally is not as extensive as that which is available with respect to issuers of listed or rated securities. To the extent that the Series invests in unrated or unlisted medium and lower grade income securities, the ability of the Adviser to evaluate the credit risk of such securities may play a greater role in the ability of the Series to achieve its investment objective.

The Adviser seeks to minimize the risks involved in investing in medium and lower grade income securities through portfolio diversification, careful investment analysis, and attention to current developments and trends in the economy and financial and credit markets. The Series will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In its analysis, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Although the Adviser's internal business and default risk analysis is independent of the credit ratings of S&P, Moody's or D&P (or other nationally recognized statistical rating organization), the Adviser may consider such ratings in evaluating income securities. Achievement by the Series of its investment objective will be more dependent on the credit analysis of the Adviser than is the case for investment companies with investment objectives similar to the Series' that are more reliant on such rating organizations in selecting portfolio securities.

                       INVESTMENT RESTRICTIONS

The Fund's fundamental policies as they affect any Series cannot be changed without the approval vote of a majority of the outstanding shares of such Series, which is the lesser of (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Fund.

The following investment restrictions are fundamental policies of the Fund with respect to all Series and may not be changed except as described above. Each Series may not:

1. Purchase for such Series securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of such Series' total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Series or by all Series of the Fund in the aggregate.

2. Concentrate the portfolio investments of any Series in any one industry. To comply with this restriction, no security may be purchased for a Series if such purchase would cause the value of the aggregate investment of such Series in any one industry to exceed 25% of that Series' total assets (taken at market value). However, the Money Market Fund may invest more than 25% of its assets in the domestic banking industry and the Bond Fund may invest up to 80% of that Series' total assets in corporate debt securities.

3. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

4. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

5. Make short sales of securities or maintain a short position.

6. Make cash loans, except that the Fund may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 10% of any Series' net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.

7. Make securities loans, except that the Bond, Enhanced Reserves and U.S. Government Securities Funds may make loans of the portfolio securities of any such Series, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Series.

8. Make investments in real estate or commodities or commodity contracts, although (i) the Fund may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Series (excluding the Money Market Fund and the U.S. Government Securities Fund) may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Series' existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Series' total assets.

9. Invest in oil, gas or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

10. Invest in puts, calls, straddles and any combination thereof, except that any Series (excluding the Balanced Fund and the U.S. Government Securities Fund) may (i) write (sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and (ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.

11. Purchase securities of companies for the purpose of exercising management or control.

12. Participate in a joint or joint and several trading account in securities.

13. Purchase securities of any other investment company except in the open market at customary brokers' commission rates or as a part of a plan of merger or consolidation.

14. Purchase for any Series securities of any issuer which together with predecessors has a record of less than three years' continuous operation, if as a result more than 5% of the total net assets (taken at market value) of such Series would then be invested in such securities.

15. Purchase or retain securities of any issuer if any officer or Trustee of the Fund, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.

16. Borrow money.

17. Pledge, mortgage or hypothecate the assets of any Series to an extent greater than 10% of the total assets (taken at market value) of such Series to secure borrowing made pursuant to the provisions of item 16 above.

The Fund may purchase illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid, but such securities will not constitute more than 15% of each Series' net assets. The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.

                        PERFORMANCE INFORMATION

Performance information for each Series may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Fund, as yield of the other Series offered and as total return of any Series. Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return) + 1) 365/7] - 1

For the 7-day period ending March 1, 1996, the yield of the Money Market Fund was % (Class X), and ___% (Class Y) and the effective yield of this Series was [ ] % (Class X) and [ ]% (Class Y).

Quotations of yield for the Balanced, Bond, Enhanced Reserves, Growth, and U.S. Government Securities Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Fund expenses and expenses applicable to each particular Series) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Series on the last day of the period, according to the following formula:


YIELD = 2[((a-b)) + 1)6 - 1]
          ------
            cd

where,
a = dividends and interest earned during the period by the Series b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
d = the maximum offering price per share on the last day of the period.

For the period ended December 31, 1995, the yield of each Series existing as a separate account of Phoenix Home Life Mutual Insurance Company were as follows:
% and % for the Balanced Fund (Classes X and Y, respectively); [ ]% and [ ] % for the Bond Fund (Classes X and Y, respectively); [ ]% and [ ] % for the Growth Fund (Classes X and Y, respectively); and, [ ]% and [ ]% for the U.S. Government Securities Fund (Classes X and Y, respectively).

As summarized in the Prospectus under the heading "Performance History", total return is a measure of the change in value of an investment in a Series over the period covered. The formula for total return used herein includes four steps:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Series; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a Series owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Series was in effect if a Series has not been in existence for at least ten years.

Except as above stated, standardized quotations of average annual total return for each class of shares of each Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares of each Series over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of such Series (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

Performance information for the Series (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X or Class Y of a Series during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of a particular Series' investment objectives and policies, characteristics and qualities of the Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Investment results will vary from time to time and are not identical to the past portfolio investments of those Series which previously existed as separate accounts. For a description of the methods used to determine total return, see the Statement of Additional Information.

The manner in which total return will be calculated for public use is described above. The following table summarizes the calculation of total return about the Balanced, Bond, Growth and U.S. Government Securities Funds based on each such Series' past performance as a separate investment account of Phoenix Home Life Mutual Insurance Company prior to March 1, 1996. This performance data may be relevant as each such separate account was managed, in all material respects, using substantially the same investment objectives, policies and restrictions as those used by such Series. Standardized average annual total return of each Class shall be calculated for the preceding one, five and ten year periods (or since inception of the applicable separate account if it has been in existence less than five or ten years) by including the corresponding separate account's total return calculated in accordance with formulas specified by the Securities and Exchange Commission. The performance of the separate accounts has been restated to reflect the deduction of the fees and expenses of the classes of the corresponding Series described in the Prospectus.

AVERAGE ANNUAL TOTAL RETURN AND OF DECEMBER 31, 1995

                                       PERIODS ENDED
                        1 YEAR             5 YEARS               10 YEARS OR
                                                                SINCE INCEPTION
BALANCED
BOND
ENHANCED RSVS.           N/A                N/A                     N/A
GROWTH
U.S. GOV'T SEC.

NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return. Performance information for any Series reflects only the performance of a hypothetical investment in the Series during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                       PERFORMANCE COMPARISONS

Each Series may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, a Series or Class of Series may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, Pensions & Investments, Institutional Investor, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. A Series may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Series against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Shearson Lehman Corporate Index and Shearson Lehman T- Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Fund to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Fund's portfolio; or compare the Fund's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.

                         PORTFOLIO TURNOVER

Each Series has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series' securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Series. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Series' shares and by requirements which enable the Fund to receive certain favorable tax treatment. The 1994 and 1995 annual rates of portfolio turnover for all Series (based on each such Series' past performance as a separate investment account of Phoenix Home Life Mutual Insurance Company prior to March 1, 1996) except the Money Market Fund (which for this purpose does not calculate a portfolio turnover rate) are set forth in the Prospectus, a copy of which must precede or accompany this Statement of Additional Information.

For the periods ended December 31, 1994 and December 31, 1995, the turnover rates for the equity portion of the Balanced Fund were [ ]% and [ ]%, respectively (based on each such Series' past performance as a separate investment account of Phoenix Home Life Mutual Insurance Company prior to March 1, 1996). The turnover rates for the fixed income securities portion of such Series were [ ]% and [ ]%, respectively, for such periods.

                          MANAGEMENT OF THE TRUST

The Trustees and executive officers of the Fund and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut 06115.

                                    Position(s) with   Principal Occupation(s)
Name, Address and Age               the Fund           During Past Five Years
*Philip R. McLoughlin (49)          Trustee/President  Vice Chairman and Chief Executive Officer, Phoenix Duff &
                                                       Phelps Corporation (1995 -present); Director (1994-present)
                                                       and Executive Vice President, Investments, Phoenix Home Life
                                                       Mutual Insurance Company (1987-present). Director/Trustee
                                                       and President, Phoenix Funds (1989-present). Director, Phoenix
                                                       Investment Counsel, Inc. (1983-present). Director (1984-
                                                       present) and President (1990-present), Phoenix Equity Planning
                                                       Corporation. Director, World Trust Fund (1991-present).
                                                       Director, Chairman and Chief Executive Officer, National
                                                       Securities & Research Corporation (1993-present) and Phoenix
                                                       Securities Group, Inc. (1993-present).

E. Virgil Conway (66)
9 Rittenhouse Road
Bronxville, NY 10708                Trustee            Trustee/Director, Consolidated Edison Company of New York,
                                                       Inc. (1970-present), Pace University  (1978-present), Atlantic
                                                       Mutual Insurance Company (1974-present), HRE Properties
                                                       (1989-present), Greater New York Councils, Boy Scouts of
                                                       America  (1985-present), Union Pacific Corp. (1978-present),
                                                       Atlantic Reinsurance Company (1986-present), Blackstone Fund for Fannie Mae Mortgage Securities  (Advisory Director) (1989-
                                                       present), Centennial Insurance Company, Josiah Macy, Jr.,
                                                       Foundation, and The Harlem Youth Development Foundation.
                                                       Board Member, Metropolitan Transportation  Authority (1992-
                                                       present). Chairman, Audit  Committee of the City of New York
                                                       (1981-present). Director/Trustee, Phoenix Funds (1993-
                                                       present). Director, Realty Foundation of New York (1972-
                                                       present) and the New York  Housing Partnership Development
                                                       Corp. (1981- present). Former Director, New York Chamber of
                                                       Commerce and Industry (1974-1990).

Herbert Roth, Jr. (67)
134 Lake Street
P.O. Box 909
Sherborn, MA 01770                  Trustee            Director/Trustee, Phoenix Funds (1980-present).
                                                       Director, Boston Edison Company (1978-present),
                                                       Phoenix Home Life Mutual Insurance Company
                                                       (1972-present), Landauer, Inc. (medical services)
                                                       (1970-present), Tech Ops./Sevcon, Inc. (electronic
                                                       controllers) (1987-present), Key Energy Group (oil
                                                       rig service) (1988-1993), and Mark IV Industries
                                                       (diversified manufacturer) (1985-present).

                                                        17




*Calvin J. Pederson  (54)
55 East Monroe Street, Ste. 3800
Chicago, IL 60603                   Trustee            President, Phoenix Duff & Phelps Corporation
                                                       (1995 -present); President and Chief Operating Officer, Duff &
                                                       Phelps Corporation  (1993 - 1995); President & Chief Executive
                                                       Officer, Duff & Phelps Utilities Income Inc. (19   - present);
                                                       Director and Executive Vice President, Duff & Phelps Utilities
                                                       Tax-Free Income Inc. (19  - present); Director and Executive
                                                       Vice President, Duff & Phelps Utility and Corporate Bond Trust
                                                       Inc.  (19  - present).

William N. Georgeson  (67)
575 Glenwood Road
Lake Forest, IL 60045               Trustee            Director, Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                       (19   - present); Director, Duff & Phelps Utilities Tax-Free
                                                       Income Inc. (19 - present); Vice President, Nuveen Advisory
                                                       Corp. (19 - 19 ).

Everett L. Morris (66)
164 Laird Road
Colts Neck, NJ 07722                Trustee            Vice President, W.H. Reaves and Company (19  -  present);
                                                       Director, Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                       (19   - present); Director, Duff & Phelps Utilities Tax-Free
                                                       Income Inc. (19  - Present); Director, Senior Executive Vice
                                                       President and Chief Financial Officer, Public Service Enterprise
                                                       Diversified Holdings Incorporated (19  - 1992 ); Director, First
                                                       Fidelity Bank, N.A.  (19  - 1991).
Richard A. Pavia (64)
7145 North Ionia
Chicago, IL 60646                   Trustee            Director, Speer Financial, Inc. (19  -present). Director, Duff &
                                                       Phelps Utility and Corporate Bond Trust Inc. (19   - present);
                                                       Director, Duff & Phelps Utilities Tax-Free Income Inc. (19  -
                                                       present).

George I. Askew (33)                Vice President     Phoenix Investment Counsel, Inc. (1994 - present). Merrill
                                                       Lynch & Co. (1987 - 1990)(Analyst, Investment Banking),
                                                       (1990 - 1992)(Associate, Investment Banking); University of
                                                       California at Los Angeles (MBA 1994).
James M. Dolan  (46)
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200              Vice President     Vice President and Compliance Officer (1994-
                                                       present), and Assistant Secretary (1981-present),
                                                       Phoenix Equity Planning Corporation. Vice
                                                       President, Phoenix Funds (1989-present). Vice
                                                       President (1991-present), Assistant Clerk and
                                                       Assistant Secretary (1982-present), Phoenix
                                                       Investment Counsel, Inc. Vice President and
                                                       Compliance Officer, Assistant Secretary (1994-
                                                       present), Assistant Vice President (1993-1994),
                                                       National Securities & Research Corporation. Vice
                                                       President and Chief Compliance Officer, Phoenix

                                        18




                                                       Realty Advisors, Inc. (1994-present). Chief
                                                       Compliance Officer, Phoenix Realty Securities, Inc.
                                                       (1995-present). Vice President, the National
                                                       Affiliated Investment Companies (until 1993) and
                                                       various other positions with Phoenix Equity Planning
                                                       Corporation (1978-1994).

Marvin E. Flewellen ()
55 East Monroe Street, Ste. 3800
Chicago, IL 60603                   Vice President     Vice President and Fixed Income Portfolio Manager, Duff &
                                                       Phelps Investment Management Co. (19   - present).  Second
                                                       Vice President and Portfolio Manager, Northern Trust Bank (19
                                                        - 19   ).

Michael E. Haylon  (38)             Vice President     Senior Vice President, Securities Investments,
                                                       Phoenix Home Life Mutual Insurance Company
                                                       (1993-1995). Vice President, Phoenix Multi-
                                                       Sector Fixed Income Fund, Inc. (1993-present), and
                                                       The Phoenix Edge Series Fund (1991-present).
                                                       Director (1994-present) and Vice President (1991-
                                                       present), Phoenix Investment Counsel, Inc.
                                                       Managing Director, Aetna Bond Investors (1989-
                                                       1990). Director and Executive Vice President (1994-
                                                       present), Vice President (1993-1994) National
                                                       Securities & Research Corporation. Vice President,
                                                       Aetna Capital Management (1986-1990). Various
                                                       other positions with Phoenix Home Life Mutual
                                                       Insurance Company (1990-1993).

Christopher J. Kelleher (40)        Vice President     Vice President, National Securities & Research Corporation
                                                       (1993-present), The Phoenix Edge Series Fund (1989-present)
                                                       and Phoenix Investment Counsel, Inc. (1991-present). Portfolio
                                                       Manager, Public Bonds, Phoenix Home Life Mutual Insurance
                                                       Company (1991-1995).

Thomas S. Melvin, Jr. (52)          Vice President     Vice President, Phoenix Investment Counsel, Inc. (1994 -
                                                       present). Vice President, National Securities & Research
                                                       Corporation (1993-present), Vice President, Phoenix Multi-
                                                       Portfolio Fund (1993 - present), Portfolio Manager, Common
                                                       Stock, Phoenix Home Life Mutual Insurance Company  (1991-
                                                       1995), and Portfolio Manager, Constitution Capital Management
                                                       (1987 - 1991).

Robert J. Moore ()
55 East  Monroe Street, Ste. 3800
Chicago, IL 60603                   Vice President     Executive Vice President, Duff & Phelps Investment
                                                       Management Co. (19   - present). Principal and portfolio
                                                       manager, Harris Investment Management (19   - 19   ), and
                                                       Portfolio Manager, Ford Motor Company (19   - 19   ).


                                                        19


William R. Moyer  (51)
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200              Vice President     Vice President, Investment Products Finance,
                                                       Phoenix Home Life Mutual Insurance Company
                                                       (1990-1995). Senior Vice President, Finance, and
                                                       Treasurer, Phoenix Equity Planning Corporation
                                                       (1990-present), and Phoenix Investment Counsel,
                                                       Inc. (1990-present). Vice President, Phoenix Funds
                                                       (1990-present). Senior Vice President, Finance,
                                                       Phoenix Securities Group, Inc. (1993-present).
                                                       Senior Vice President, Finance (1993-present), and
                                                       Treasurer (1994-present), National Securities &
                                                       Research Corporation. Vice President, the National
                                                       Affiliated Investment Companies (until 1993). Senior
                                                       Vice President and Chief Financial Officer (1993-
                                                       1995) and Treasurer (1994-1995) W.S. Griffith
                                                       & Co., Inc. and Townsend Financial Advisers, Inc.
                                                       Senior Manager, Price Waterhouse (1983-1990).

Leonard J. Saltiel (42)             Vice President     Vice President, Investment Operations, Phoenix
                                                       Home Life Mutual Insurance Company (1994-
                                                       1995). Senior Vice President, Phoenix Equity
                                                       Planning Corporation (1994-present). Vice President,
                                                       Phoenix Funds (1994-present). Vice President,
                                                       National Securities & Research Corporation (1994-
                                                       present). Various positions with Home Life Insurance
                                                       Company and Phoenix Home Life Mutual Insurance
                                                       Company  (1987-1994).

Dorothy J. Skaret (43)              Vice President     Vice President, National Securities & Research Corporation
                                                       (1993-present). The Phoenix Edge Series Fund (1991-present)
                                                       and Phoenix Investment Counsel, Inc. (1991- present),  Director,
                                                       Public Fixed Income, Phoenix Home Life Mutual Insurance
                                                       Company (1991-1995), and  various other positions with
                                                       Phoenix Home Life Mutual Insurance Company  (1986-1991).

James D. Wehr (38)                  Vice President     Vice President, Phoenix Multi-Portfolio Fund (1988-present),
                                                       Managing Director, Public Fixed Income, Phoenix Home Life
                                                       Mutual Insurance Company, (1991-1995).  The Phoenix Edge
                                                       Series Fund  (1991-present), Phoenix Investment Counsel, Inc.
                                                       (1991-present), Phoenix California Tax Exempt Bond Fund, Inc.
                                                       (1993-present), and National Securities & Research Corporation
                                                       (1993-present). Various positions with Phoenix Home Life
                                                       Mutual Insurance Company (1981-1991).

Nancy G. Curtiss (43)               Treasurer          Treasurer, Phoenix Funds (1994-present). Vice President, Fund
                                                       Accounting, Phoenix Equity Planning Corporation (1994-
                                                       present). Second Vice President and Treasurer, Fund
                                                       Accounting, Phoenix Home Life Mutual Insurance Company
                                                       (1994-1995). Various positions with Phoenix Home Life
                                                       Insurance Company (1987-1994).

                                        20


G. Jeffrey Bohne (48)
101 Munson St.
Greenfield, MA 03101                Secretary          Vice President, Transfer Agent Operations, Phoenix Equity
                                                       Planning Corporation (1993-present). Secretary, the Phoenix
                                                       Funds (1993-present).  Vice President and General Manager,
                                                       Phoenix Home Life Mutual Insurance Company (1993-1995).
                                                       Vice President, Home Life Insurance Company (1984-1992).

* Trustees identified with an asterisk are considered to be interested persons of the Fund (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment Counsel, Inc., Duff & Phelps Investment Management Co., Inc. or Phoenix Equity Planning Corporation.

 At December 31, 1995, the Trustees and officers as a group owned less than 1% of the then outstanding shares of the Fund.

For services rendered to the Fund during the period ended December 31, 1995, the Trustees received an aggregate of $0 from the Fund as Trustees' fees. For his services on the Boards of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $36,000 and $2,000 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. For the Fund alone, each Trustee who is not a full-time employee of the Adviser or any of its affiliates receives for his services a retainer at the annual rate of $[ ],000 and a fee of $200 per meeting attended; each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $200 and $200 per Audit Committee meeting attended; each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $100 and $1,000 per joint Nominating Committee meeting attended; and each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $100 and $1,000 per joint Executive Committee meeting attended. Officers are compensated for their services by the Adviser and receive no compensation from the Fund.

                                                COMPENSATION TABLE

                                                                                                          TOTAL
                                                                  PENSION OR                              COMPENSATION
                                                                  RETIREMENT        ESTIMATED             FROM FUND
                                                                  BENEFITS          ANNUAL                AND FUND
                                            AGGREGATE             ACCRUED           BENEFITS              COMPLEX (10
                                            COMPENSATION          AS PART OF        UPON                  FUNDS) PAID
NAME                                        FROM FUND             FUND EXPENSES     RETIREMENT            TO TRUSTEES
----                                        ------------          -------------     ----------            -------------
E. Virgil Conway                                                     NONE              NONE
Herbert Roth, Jr.                                                    NONE              NONE
Philip R. McLoughlin                           NONE                  NONE              NONE                  NONE
Calvin J. Pederson                             NONE                  NONE              NONE                  NONE
William N. Georgeson                                                 NONE              NONE
Everett L. Morris                                                    NONE              NONE
Richard A. Pavia                                                     NONE              NONE

                                              THE INVESTMENT ADVISERS

The offices of Phoenix Investment Counsel, Inc. ("PIC") are located at 56 Prospect Street, Hartford, Connecticut 06115. The offices of Duff & Phelps Investment Management Co, Inc. ("DPM") are located at 55 East Monroe Street, Suite 3800, Chicago, Illinois 60603.

All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation. DPM is also a subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Duff & Phelps Corporation is an indirect, less than wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. It was founded in 1851 and at December 31, 1995, had total assets of approximately $[] billion and insurance in force of approximately $[] billion. Equity Planning, the National Distributor of the Fund's shares, also performs bookkeeping, pricing, and administrative services for the Fund. It provides bookkeeping and pricing services to two other investment companies advised by the Advisers. (See "The National Distributor"). Equity Planning is registered as a broker-dealer in fifty states. The principal office of Equity Planning is located at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.

All costs and expenses (other than those specifically referred to as being borne by the Advisers) incurred in the operation of the Fund are borne by the Fund. Each Series pays expenses incurred in its own operation and also pays a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Series. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Fund and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

The investment advisory agreements provide that the Advisers shall not be liable to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder of the Fund in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of its duties thereunder.

As full compensation for the services and facilities furnished to the Fund, the Advisers are entitled to a fee, payable within five days after the end of each month, as described on page [14] in the Prospectus. There is no assurance that the Fund will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on all Series will be prorated among the Series in proportion to their respective averages of the aggregate daily net asset values for the period for which the fee had been paid.

The Advisers have agreed to reimburse the Fund for the amount, if any, by which the total operating and management expenses of any applicable Series (including the Adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Series is permitted to bear under the most restrictive expense limitation imposed on mutual funds by any state in which shares of such Series are then qualified for sale. Present expense limitations, to the knowledge of the Fund, require that the Advisers reimburse the Fund, to the extent of the compensation received by it from the Fund, for the amount, if any, by which total operating and management expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) of any Series in any fiscal year exceed 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of any excess over $100,000,000 of such Series' average net asset value for such fiscal year. In addition, PIC has voluntarily agreed to assume

Total Fund Operating Expenses of each Series (other than the Enhanced Reserves
Fund), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed the following percentages of average annual net asset values:

                                                Operating Expense Limit
                                        Class X Shares       Class Y Shares
                                        --------------       --------------
Growth Fund                             0.70%                0.95%
Balanced Fund                           0.65%                0.90%
Bond Fund                               0.55%                0.80%
Money Market Fund                       0.35%                0.60%
U.S. Government Securities Fund         0.40%                0.65%

Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of the Enhanced Reserves Fund,excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1996, to the extent that such expenses exceed: 0.34% of the average annual net asset values of Class X Shares of the Enhances Reserves Fund and .89% of the average annual net asset values of Class Y Shares of the Enhances Reserves Fund.

The advisory agreements continue in force from year to year for all Series, provided that, with respect to each Series, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Series. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Fund or by the Adviser, on sixty (60) days written notice.

For services to the Fund during the periods ended December 31, 1993, 1994 and 1995, PIC received fees of $[ ], $[ ] and $[ ] respectively under the investment advisory agreements in effect for such separate accounts. Of these totals, PIC received fees from each separate account as follows:

                                                1993         1994        1995
Balanced Fund (Sep. Acct. L)                    $            $           $
Bond Fund (Sep. Acct. P)
Growth Fund (Sep. Acct. S)
Money Market Fund (Sep. Acct. G)
U.S. Government Fund (Sep. Acct. U)

DPM received no advisory fees with respect to the Enhanced Reserves Fund prior to December 31, 1995.

For the periods ended December 31, 1993, 1994 and 1995, neither Adviser was reimbursed for any expenses incurred in providing services which would otherwise have been provided at the expense of the Fund.

                           BROKERAGE ALLOCATION

In effecting portfolio transactions for the Fund, the Advisers adhere to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Advisers may cause the Fund to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Advisers determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Series yields the best net price. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Advisers under their contracts with the Fund and may benefit both the Fund and other clients of the Advisers. Conversely, brokerage and research services provided by brokers to other clients of the Advisers may benefit the Fund.

If the securities in which a particular Series of the Fund invests are traded primarily in the over-the-counter market, where possible the Series will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.

The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are, subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund.

For the periods ended December 31, 1993, 1994 and 1995, brokerage commissions paid by Phoenix Home Life with respect to the above referenced separate accounts for portfolio transactions totaled $[ ], $[ ] and $[ ] respectively. Brokerage commissions of $[ ] paid during the period ended December 31, 1995, were paid on portfolio transactions aggregating $[] executed by brokers who provided research and other statistical and factual information. None of such commissions was paid to a broker who was an affiliated person of the Fund or an affiliated person of such a person or, to the knowledge of the Fund, to a broker an affiliated person of which was an affiliated person of the Fund, its adviser or its national distributor.

                   DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Years Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the Exchange reserves the right to change this schedule as conditions warrant.

Balanced, Bond, Growth, Enhanced Reserves and U.S. Government Securities Funds

In determining the value of the assets of each Series other than the Money Market Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported--as is the case with many securities traded over-the-counter--the last reported bid price. Debt securities (other than short-term obligations, which are valued on the basis of amortized cost as defined below) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Market Fund

The assets of the Money Market Fund are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Fund securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

The yield on a shareholder's investment may be more or less than that which would be recognized if the Series' net asset value per share was not constant and was permitted to fluctuate with the market value of the Series' portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Series net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Series' portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are of high quality as determined either by a major rating service or, if not rated, by the Trustees.

                          PURCHASE OF SHARES

The Prospectus includes information as to the offering price of shares of the Series and the minimum initial and subsequent investments which may be made in a Series. Sales of shares are made through registered representatives of the National Distributor, Equity Planning, or through securities dealers with whom Equity Planning has sales agreements. Sales of shares are also made to customers of bank affiliated securities brokers with whom Equity Planning has sales agreements. Customers purchase shares at the applicable offering price.

Each Series currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Series at net asset value or, at the option of the shareholder, in cash. The Money Market Fund will normally make no capital gain distributions, since its investments will generally be made in securities which do not generate capital gains. Unless otherwise specified in writing, shareholders shall automatically receive both dividends and capital gain distributions in additional shares. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited in full and fractional shares computed at the closing net asset value on the next business day after the record date. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.

                                TAXES

As stated in the Prospectus, each Series is treated as a separate entity for federal income tax purposes. Each Series intends to elect to be treated as a regulated investment company ("RIC") and qualify as such under Subchapter M of the Internal Revenue Code (the "Code").

The Code sets forth numerous criteria which must be satisfied in order for each Series to qualify as a RIC. Each Series must, among other things, meet the following tests for each taxable year: (1) at least 90% of the Series' gross income must be derived from a) dividends, b) interest, c) payments with respect to securities loans, d) gains from the sale or other disposition of stocks or securities or foreign currencies, or e) other income (including but not limited to gains from options, futures, or forward contracts) derived by the Series with respect to its business of investing in stocks, securities or currencies; (2) less than 30% of the Series' gross income must be derived from gains realized on the sale or other disposition of: a) stocks or securities b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies) held less than three months; and c) foreign currencies (or options, futures, or forward contracts) not directly related to the Series business of investing in stocks or securities; and (3) distribute annually at least 90% of its investment company taxable income and net exempt-interest income.

In addition to the gross income tests, to qualify as a RIC, each Series must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Series and not more than 10% of the outstanding voting securities of such issuer, and
(2) not more than 25% of the value of its total assets is invested in the assets of any one issuer (other than U.S. Government securities). If in any taxable year a Series does not qualify as a RIC, all of its net investment income and realized capital gains will be taxed at corporate rates.

In each taxable year that a Series qualifies as a RIC, it (but not its shareholders) will be relieved of federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. It is the policy of each Series to distribute all of its net investment income and net capital gains to its shareholders in order to avoid any federal income tax liability. In addition, each Series intends to make timely distribution sufficient in amount to avoid a non-deductible 4% excise tax. An excise tax will be imposed on each Series to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its net ordinary income for such calendar year and 98% of its net capital gains as determined for the one year period ending December 31 of such calendar year. In addition, an amount equal to the undistributed net ordinary income and net capital gains from the previous calendar year must also be distributed to avoid the excise tax.

Each Series is required to withhold for income taxes 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Series with a correct taxpayer identification number (TIN); ii) the Series is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Series is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Series with a correct TIN. The Fund in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on a Series for reporting an incorrect TIN and that TIN was provided by the shareholder, the Series will pass the penalty onto the shareholder.

Dividends paid by a Series from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign Fund or estate, a foreign corporation or a foreign partnership (a foreign shareholder) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Series. The Code and regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Shareholders are urged to consult with their tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                     THE NATIONAL DISTRIBUTOR

Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Fund, serves as the National Distributor of the Fund's shares. Shares of each Series are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Series.

For the periods ended December 31, 1993, 1994 and 1995, Equity Planning received no commissions on sales of Fund shares.

Philip R. McLoughlin is a Trustee and an officer of the Fund and a director and officer of Equity Planning. G. Jeffrey Bohne, James M. Dolan, William R. Moyer, Leonard J. Saltiel, and Nancy G. Curtiss are officers of the Fund and officers of Equity Planning.

Pursuant to a Financial Agent Agreement, Equity Planning provides bookkeeping and pricing services directly to the Fund. As compensation for such services, Equity Planning receives a quarterly fee based on the average of the aggregate daily net asset values of the Fund at an annual rate of $300 per million dollars. It is expected that the compensation to Equity Planning will be approximately equal to the cost to Equity Planning of providing the services provided for in the Financial Agent Agreement.

In addition, pursuant to an agreement between Equity Planning, the Fund's Transfer Agent, and State Street Bank and Trust Company, State Street has been appointed subagent to perform certain shareholder servicing functions for the Fund. For performing such services State Street receives a monthly fee from Equity Planning.

Equity Planning received no fees as financial agent for administrative services to the Fund during the periods ended December 31, 1993, 1994 and 1995.

                          FINANCIAL STATEMENTS

Financial information relating to the Fund is contained in the Annual Report of Pooled Separate Accounts (the "Annual Report") for the year ended December 31, 1995 and is available by calling Equity Planning at (800) 817-1897, or by writing to Equity Planning at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Annual Report is incorporated into this Statement of Additional Information by reference. A copy of the Annual Report must precede or accompany this Statement of Additional Information.

                      PART C. OTHER INFORMATION

Item 24.              Financial Statements and Exhibits:
(a)                   Financial Statements:
                      Included in Part A of the Registration Statement:
                      Financial Highlights

                      Included in Part B of the Registration Statement:
                      Independent Auditors' Report
                      Financial Statements
                      Notes to Financial Statements

                      No financial statements have been included for the Fund.

(b)                   Exhibits:*
(1)                   Declaration of Trust of the Registrant
(2)                   None
(3)                   None
(4)                   Reference is made to Article  , Section   of Registrant's Declaration
                      of Trust
(5)(a)                Investment Advisory Agreement between Registrant and Duff & Phelps Investment
                      Management Co.  ("DPM")
(b)                   Investment Advisory Agreement between Registrant and Phoenix Investment
                      Counsel, Inc. ("PIC")
(6)                   Distribution Agreement between Registrant and Phoenix Equity Planning
                      Corporation
(7)                   None
(8)(a)                Custodian Agreement between Registrant and State Street Bank and Trust Company
(b)                   Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A.
(9)(a)                Financial Agent Agreement between Registrant and Phoenix Equity Planning
                      Corporation
(b)                   Transfer Agent Agreement between Registrant and Phoenix Equity Planning
                      Corporation
(c)                   Sub-Transfer Agent Agreement between Phoenix Equity Planning Corporation and
                      State Street Bank & Trust Company
(10)                  Opinion of Counsel
(11)                  Consent of Accountants
(12)                  None
(13)                  Initial Capitalization Agreement
(14)                  None
(15)                  Rule 12b-1 Distribution Plan for Class Y Shares
(16)                  Schedule for Computation of Performance Quotations
(17)                  Not yet applicable.
(18)                  Rule 18f-3 Dual Distribution Plan

-----------
* To Be Filed By Amendment

Item 25.   Persons Controlled by or under Common Control with Registrant.

As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.               Number of Holders of Securities.

As of December 31 , 1995:

                                         Class X Shares        ClassYShares
                                         Number of             Number of
                                         Record Holders        Record Holders
                                         --------------        --------------
Bond Fund                                0                     0
Balanced Fund                            0                     0
Enhanced Reserves Fund                   0                     0
Growth Fund                              0                     0
Money Market Fund                        0                     0
U.S. Gov't Sec. Fund                     0                     0

Item 27.                    Indemnification.

Please see Article of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. Sections [ ] of the Investment Advisory Agreements between the Registrant and its Advisers provide that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of each the Adviser, the Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.       Business and Other Connections of Investment Adviser.

See "Management of the Fund" in the Prospectus and "Management of the Trust" in the Statement of Additional Information for information regarding the business of the Advisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801- 5995
(PIC) & 14813 (DPM)) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29.                Principal Underwriter.

(a) The sole principal underwriter for the Registrant is Phoenix Equity Planning Corporation.

(b) The directors and executive officers of Phoenix Equity Planning Corporation., the distributor for Registrant, are as follows:

            Name and Principal            Positions and Offices             Positions and Offices
             Business Address               with Underwriter                   with Registrant
Martin J. Gavin                           Director and                        Vice President
56 Prospect Street                        Executive Vice President
P.O. Box 150480
Hartford, CT 06115-0480
Michael E. Haylon                         Director                            Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480
Philip R. McLoughlin                      Director and                        Trustee and President
One American Row                          President
Hartford, CT 06115
Leonard J. Saltiel                        Senior Vice President               Vice President
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200
William R. Moyer                          Senior Vice President,              Vice President
100 Bright Meadow Blvd.                   Finance and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200
G. Jeffrey Bohne                          Vice President,                     Secretary
100 Bright Meadow Blvd.                   Transfer Agent Operations
P.O. Box 2200
Enfield, CT 06083-2200
Nancy G. Curtiss                          Vice President,                     Treasurer
56 Prospect Street                        Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480
Maris Lambergs                            Vice President,                     None
100 Bright Meadow Blvd.                   National Sales Manager
P.O. Box 2200
Enfield, CT 06083-2200


                                  C-3


        Name and Principal                Positions and Offices                Positions and Offices
         Business Address                    with Underwriter                      with Registrant
James M. Dolan                            Vice President and                        Vice President
100 Bright Meadow Blvd.                   Compliance Officer;
P.O. Box 2200                             Assistant Secretary
Enfield, CT 06083-2200
William J. Newman                         Senior Vice President               None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480
Elizabeth R. Sadowinski                   Vice President,                     None
100 Bright Meadow Blvd.                   Field and Investor Services
P.O. Box 2200
Enfield, CT 06083-2200
Eugene A. Charon                          Controller                          None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200
Thomas N. Steenburg                       Secretary                           None
One American Row
Hartford, CT 06115


(c) To the best of the Registrant's knowledge, all commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year is as follows:


     (1)                            (2)                (3)                   (4)               (5)
                                    Net Underwriting   Compensation on
Name of Principal                   Discounts and      Redemption and        Brokerage         Other
Underwriter                         Commissions        repurchase            Commissions       Compensation

[Table to Follow]

Item 30.                            Location of Accounts and Records.

All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 56 Prospect Street, Hartford, CT 06115, or its investment advisers, Duff & Phelps Investment Management Co., 55 East Monroe Street, Suite 3800, Chicago, Illinois 60610, Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, CT 06115, or the custodians, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171 or The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, NY 10081. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 31.          Management Services.

                  None.


Item 32.          Undertakings.

                 (a)          Not applicable.
                 (b)          Registrant undertakes to
                              file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of the Registrant's Registration Statement with respect to the Fund.

                 (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge if the information called for by Item 5A of Form N-1A is contained in such annual report.

                 (d)          Registrant undertakes to provide the
                              information specified pursuant to Regulation S-K,
                              Item 512 (Reg. ss.229.512), as applicable, the terms of which are incorporated herein by reference.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned Trustees of the Registrant have duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Hartford, and State of Connecticut on the 4th day of December, 1995.

                                 PHOENIX DUFF & PHELPS
                                 INSTITUTIONAL MUTUAL FUNDS


                                 By: /s/ Thomas N. Steenburg
                                     -----------------------
                                 Name: Thomas N. Steenburg
                                 Title: President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of December, 1995.

Signature                        Title

/s/ Richard J Wirth              Trustee
-------------------
Richard J. Wirth

/s/ Thomas N. Steenburg          Trustee
-----------------------
Thomas N. Steenburg

/s/ Nancy G. Curtiss             Treasurer
--------------------
Nancy G. Curtiss                (Principal Financial and Accounting Officer)



                                  S-1